ORCHARD SERIES FUND
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111


TO THE SHAREHOLDERS OF ORCHARD SERIES FUND:

The U.S. economic recovery is proving to be sluggish and uneven. We expect growth to be below trend for the next few quarters, gaining momentum through the second half of 2003. Expectations are for domestic real GDP growth in 2002 of 2.4% with a modest improvement next year to 2.6%. Globally, economies are generally weak with the exception of China. Global growth is expected to firm to 3% next year from a projected 2.5% growth this year reflecting a modest, cyclical rebound in the euro area, sustained trend growth in the U.S. and the U.K., and stable growth in non-Japan Asia. Japan's economy is expected to have shrunk at a -0.2% rate in 2002 with projections for further deterioration in 2003 (-1.3%).

The Fed responded aggressively to weaker than expected economic data with a 50 basis point cut in the Fed Funds rate to 1.25% at the November meeting. While stimulative policy and strong underlying productivity growth were expected to restore the economy to a sustainable trend rate of growth, persistent stock market weakness has undercut monetary policy stimulus and economic risks have become increasingly biased to a below potential growth scenario. Softer than expected manufacturing and non-manufacturing reports, weaker business and consumer confidence and the spike up in layoff announcements in October were factors in the Fed decision. Also a factor in the decision to cut rates is increasing excess capacity threatening to push inflation lower, and the resultant potential for deflation. Currently, the core CPI and GDP deflator are rising at 2.2% and 1.0% rates on a year over year basis, respectively.

The Fed rate cut was a positive event for the capital markets. Since then, volatility has declined, U.S. Treasury yields have moved in a relatively narrow range, corporate issuance has picked up modestly in line with an improvement in risk tolerance, and corporate spreads have tightened.

Economic data will not likely surprise on the upside in the short term. We expect a gradual strengthening in growth to take place over the next year. Economic indicators are currently mixed. Corporate profits are improving but pricing power is limited. Housing remains firm while prices are appreciating at a slower rate. Though the data indicated a sharp drop in housing starts last month, housing permits were up sharply over the same period. Layoff announcements continue yet the four-week moving average of initial unemployment claims has moved back down below the critical 400,000 level, suggesting that the labor market may be beginning to stabilize. Business spending remains soft, and inventory rebuilding is not yet occurring, as companies remain wary of increasing spending in this uncertain economic environment. Retail sales, including autos have been weaker than expected. The consumer continues to be a major driver of economic growth however the rate of growth in consumer spending has slowed this year in line with the increase in layoffs and drop in confidence.

An additional area of uncertainty remains Iraq. Though Hussein accepted the conditions as laid out by the UN, the potential for war is an ongoing and significant risk. While this has been headline news for many months, the reality of war may lead to a plunge in confidence and a drop in consumer spending which would negatively impact an already tepid recovery.

The equity markets have rallied since early October, though the broad Indices are still down significantly on a year-to-date basis. Interest rates across the curve bottomed in early October after declining to levels not experienced since the 1960's, rising modestly since then. It is likely that inflation and yields will stay relatively low over the intermediate term, providing the Federal Reserve Board significant latitude to allow the economy to gain some momentum before they begin to tighten.

While it is impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs. These principles include determining one's investment objectives and tolerance for risk, adjusting for one's investment time frame, diversifying and developing an overall strategy and sticking to it. Are you investing for aggressive growth, long-term growth, growth and income, or current income? How much relative risk are you willing to accept in exchange for the potential to achieve those objectives?

The longer your investment time frame, or horizon, the less likely it is that you will be affected by short-term market volatility. For medium horizons, short-term volatility may have more of an impact on your investments. If your investment horizon is short, you may wish to consider primarily those investment options that seek income and maintain a relatively stable share value.

No matter what your objectives, risk tolerance or investment horizon, it makes sense to diversify your holdings. While investing in a diversified mutual fund spreads your risk over several or many companies and usually over several industries, you may wish to diversify further. By investing in funds that hold securities of different types or in various sizes of companies, you may be able to reduce the risk that one particular segment of the U.S. market doing poorly could significantly harm your portfolio in the long term. You may also wish to diversify your portfolio across multiple geographic markets, such as the U.S., Europe and/or the Pacific.

If you have questions, please call us at (800) 338-4015, so that we may provide you with information that can be useful to you in making investment decisions.

Orchard Series Fund offers six funds. A review of these funds, including their independently audited financial statements and financial highlights for the fiscal year, is provided with this annual report.





The investment adviser for Orchard Series Fund is GW Capital Management, LLC.

This report and the financial statements contained herein are submitted for the general information of the shareholders of Orchard Series Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

For more information on Orchard Series Fund, including charges and expenses, please contact your registered representative to obtain a prospectus. Read it carefully before investing.

                            ORCHARD DJIASM INDEX FUND

The DJIASM Index had a total return of -5.57% for the year ending October 31, 2002. The one-year reporting period saw continued signs of economic weakness in the U.S. economy. As the year progressed, the threat of war with Iraq and concerns about corporate governance compounded investor skepticism. Against this backdrop, the companies that comprise the Index delivered mixed results. The largest weighting in the Index, 3M, gained 24.08% during the reporting period. Procter & Gamble also posted healthy gains, rising 23.08%. Technology bellwether IBM, however, struggled during the one-year reporting period, declining 26.48%.

                            ORCHARD DJIASM INDEX FUND
                              Line Graph Comparison

                Orchard DJIASM Index Fund           DJIASM Index
                ------------  -----------           ----  ------
                      8/00 - $10,000               8/00 - $10,000
                      10/00 - $9,813               10/00 - $9,824
                      10/01 - $8,184               10/01 - $8,258
                      10/02 - $7,670               10/02 - $7,798

Orchard DJIASM Index Total Return -         One Year:                 -6.28%
                                            Since Inception:         -11.12%

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Orchard DJIASM Index Fund, made at its inception, with the performance of the Dow Jones Industrial Average. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                             ORCHARD INDEX 600 FUND

The S&P 600 Index had a total return of -3.78% for the year ending October 31, 2002. The U.S. economic environment remained sluggish during the one-year reporting period. Performance was mixed for many of the small-cap companies which make up the Index. Although some of the top companies in the Index managed exceptionally strong results during the period, others struggled in the face of weak economic conditions, resulting in relatively muted declined for the entire Index. Among the ten largest Index components, NVR Inc. posted the strongest results, gaining 114.15%. Mid Atlantic Medical Services climbed 96.23%. Offsetting some of these gains, the Index's largest component, Cephalon Inc., fell 20.27%.

                             ORCHARD INDEX 600 FUND
                              Line Graph Comparison

                  Orchard Index 600 Fund          S&P 600 Index
                  ----------------------          -------------
                     02/97 - $10,000             02/97 - $10,000
                     10/97 - $12,146             10/97 - $12,198
                     10/98 - $10,766             10/98 - $10,848
                     10/99 - $12,002             10/99 - $12,152
                     10/00 - $14,852             10/00 - $15,222
                     10/01 - $13,803             10/01 - $14,243
                     10/02 - $13,182             10/02 - $13,705

Orchard Index 600 Total Return -            One Year:          -4.50%
                                            Since Inception:    4.92%

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Orchard Index 600 Fund, made at its inception, with the performance of the S&P 600 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                        ORCHARD NASDAQ-100 INDEX(R) FUND

The total return for the Nasdaq-100 Index(R) was -27.44% for the year ending October 31, 2002. The U.S. economy continued to languish during the reporting period. Although the economic weakness negatively affected many industrial sectors, technology stocks were among the hardest hit as businesses cut their technology spending levels. Within the technology-heavy Nasdaq-100 Index(R), software companies, computer chip manufacturers, and telecommunications firms struggled. Cisco Systems fell 33.92% during the one-year reporting period. Maxim Integrated Products declined 30.40% during the same period. Not surprisingly, the strongest performer among the Index's ten largest components was not a technology stock: retailer Bed Bath and Beyond gained 41.50%.

                        ORCHARD NASDAQ-100 INDEX(R) FUND
                              Line Graph Comparison

              Orchard NASDAQ-100 Index(R)Fund         NASDAQ-100 Index(R)
              ------------------------   ----         ----------------
                      8/00 - $10,000                  8/00 - $10,000
                      10/00 - $8,364                  10/00 - $8,350
                      10/01 - $3,505                  10/01 - $3,474
                      10/02 - $2,527                  10/02 - $2,521

Orchard NASDAQ-100 Index(R)Total Return -  One Year:          -27.90%
                                           Since Inception:   -45.73%

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Orchard NASDAQ-100 Index(R) Fund, made at its inception, with the performance of the NASDAQ-100 Index(R). Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                          ORCHARD S&P 500 INDEX(R) FUND

The S&P 500 Index(R) had a total return of -15.10% for the year ending October 31, 2002. During the reporting period, the weak U.S. economy continued to drag down the performance of many of the stocks comprising the Index. Notably, the poor market conditions encompassed most industry groups during the one-year period and adversely affected many large, well-known stocks. Among the ten largest components of the Index, diversified industrial leader General Electric experienced the largest declines, falling 29.13% for the one-year period. Technology bellwether IBM declined 26.48% for the period. Pharmaceutical giant Pfizer also struggled during the one-year period, dropping 23.17%.

                          ORCHARD S&P 500 INDEX(R) FUND
                              Line Graph Comparison

               Orchard S&P 500 Index(R)Fund            S&P 500 Index(R)
               ---------------------   -----           -------------
                     02/97 - $10,000                  02/97 - $10,000
                     10/97 - $11,738                  10/97 - $11,794
                     10/98 - $14,224                  10/98 - $14,388
                     10/99 - $17,769                  10/99 - $18,081
                     10/00 - $18,732                  10/00 - $19,182
                     10/01 - $13,991                  10/01 - $14,408
                     10/02 - $11,815                  10/02 - $12,233

Orchard S&P 500 Index(R)Fund Total Return -  One Year:          -15.55%
                                             Since Inception:     2.94%

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Orchard S&P 500 Index(R) Fund, made at its inception, with the performance of the S&P 500 Index(R). Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                               ORCHARD VALUE FUND

The Orchard Value Fund returned -14.02% versus -10.02% for the Russell 1000 Value Index and -15.10% for the S&P 500 Index(R).

Most of the underperformance against the Russell 1000 Value Index occurred in the first calendar quarter of the year. During the first quarter, The Orchard Value Fund underperformed the benchmark Russell 1000 Value Index due to our relative underweight position in the energy sector and in the basic materials sector. We did have an overweight position in non-technology economically sensitive stocks such as capital goods names which aided our performance. Our overall underperformance was partially offset by our relative underweight position in the phone sector.

Most of our outperformance against the S&P 500 Index(R) occurred in calendar Q2 from our underweight position in health and technology sectors and overweight position in financials.

We have shifted away from companies exposed to certain troubled segments (airlines, Argentina/ Brazil, asbestos) or where the earnings estimates depend on a brisk economic recovery and towards more defensive names. In this process we have moved into companies characterized by higher debt ratings, more earnings visibility and generally those that are perceived to be of higher quality. We have also carefully monitored companies that may be subject to significant reductions in forward earnings estimates due to changes in accounting for options, pension income, mortgage servicing rights and collateral supporting securitization of asset-backed debt.

                               ORCHARD VALUE FUND
                              Line Graph Comparison

         Orchard Value Fund          S&P 500 Index(R)  Russell 1000 Value Index
  ---------------------------------  -------------     ------------------------
           03/98 - $10,000           03/98 - $10,000       03/98 - $10,000
            10/98 - $9,042           10/98 - $10,591       10/98 - $10,154
            10/99 - $9,629           10/99 - $13,309       10/99 - $11,832
           10/00 - $10,377           10/00 - $14,120       10/00 - $12,485
            10/01 - $9,255           10/01 - $10,606       10/01 - $11,004
            10/02 - $7,957           10/02 - $9,005         10/02 - $9,901

Orchard Value Fund                 Total Return -   One Year:         -14.02%
                                                    Since Inception:   -4.78%

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Orchard Value Fund, made at its inception, with the performance of the S&P 500 Index(R) and Russell 1000 Value Index. Results include the reinvestment of all dividends and capital gains distributions. Portfolio inception: 3/2/98. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Orchard Series Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Orchard DJIASM Index Fund, Orchard Index 600 Fund, Orchard Money Market Fund, Orchard Nasdaq-100 Index(R) Fund, Orchard S&P 500 Index(R) Fund, and Orchard Value Fund of the Orchard Series Fund (the "Series") as of October 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Series management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Orchard DJIASM Fund, Orchard Index 600 Fund, Orchard Money Market Fund, Orchard Nasdaq-100(R) Fund, Orchard S&P 500(R) Index Fund, and Orchard Value Fund of the Orchard Series Fund as of October 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

November 25, 2002
/s/ Deloitte & Touche, LLC

                             THE ORCHARD SERIES FUND

                Financial Statements and Financial Highlights for

                    the Years Ended October 31, 2002 and 2001

THE ORCHARD SERIES FUND

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2002

-----------------------------------------------------------------------------------------------------------------------------------


                                                                     ORCHARD              ORCHARD             ORCHARD
                                                                   DJIAsm INDEX          INDEX 600          MONEY MARKET
                                                                       FUND                FUND                FUND
                                                                   -------------       --------------      --------------

ASSETS:

     Investments in securities, market value  (1)                  $  3,121,869        $  86,966,595       $   7,725,817
     Cash                                                                     0               34,575              10,704
     Dividends and interest receivable                                    7,340               38,613               2,595
     Receivable for investments sold                                    376,289                    0                   0
                                                                   -------------       --------------      --------------


     Total assets                                                     3,505,498           87,039,783           7,739,116
                                                                   -------------       --------------      --------------


LIABILITIES:

     Dividends payable                                                        0                    0                 240
     Due to investment adviser                                            2,125               42,973               2,973
     Payable for investments purchased                                  219,647               35,096                   0
     Payable to custodian                                                64,274                    0                   0
     Variation margin on futures contracts                                1,190                5,658                   0
                                                                   -------------       --------------      --------------


     Total liabilities                                                  287,236               83,727               3,213
                                                                   -------------       --------------      --------------


NET ASSETS                                                         $  3,218,262        $  86,956,056       $   7,735,903
                                                                   =============       ==============      ==============


NET ASSETS REPRESENTED BY:
     Capital stock, No par value                                   $  5,352,252        $ 104,108,532       $   7,735,903
     Net unrealized depreciation on investments and                     (92,175)         (12,419,071)
        futures contracts
     Accumulated net realized loss on investments                    (2,041,815)          (4,733,405)
        and futures contracts
                                                                   -------------       --------------      --------------


NET ASSETS                                                         $  3,218,262        $  86,956,056       $   7,735,903
                                                                   =============       ==============      ==============


NET ASSET VALUE PER OUTSTANDING SHARE                              $       7.44        $        9.65       $        1.00
                                                                   =============       ==============      ==============

(Offering and Redemption Price)                                          0.0000               0.0000              0.0000

SHARES OF CAPITAL STOCK OUTSTANDING                                     432,816            9,014,759           7,735,903

(1)  Cost of investments in securities:                            $  3,210,444        $  99,424,466       $   7,725,817

See notes to financial statements.                                                                            (Continued)








THE ORCHARD SERIES FUND

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------


                                                                        ORCHARD           ORCHARD S&P             ORCHARD
                                                                       NASDAQ-100         500 INDEX(R)             VALUE
                                                                      INDEX(R)FUND           FUND                  FUND
                                                                      ----------------------------------       -------------

ASSETS:

     Investments in securities, market value  (1)                     $ 34,557,635        $ 429,621,568        $  1,499,390
     Cash                                                                2,360,288               99,000             118,457
     Dividends and interest receivable                                       2,794              515,823               3,259
     Variation margin on futures contracts                                   2,345                    0                   0
                                                                      -------------       --------------       -------------


     Total assets                                                       36,923,062          430,236,391           1,621,106
                                                                      -------------       --------------       -------------


LIABILITIES:

     Due to investment adviser                                              15,941              210,375               1,331
     Variation margin on futures contracts                                       0               23,080                   0
                                                                      -------------       --------------       -------------


     Total liabilities                                                      15,941              233,455               1,331
                                                                      -------------       --------------       -------------


NET ASSETS                                                            $ 36,907,121        $ 430,002,936        $  1,619,775
                                                                      =============       ==============       =============


NET ASSETS REPRESENTED BY:
     Capital stock, No par value                                      $ 45,062,334        $ 515,042,404        $  2,270,926
     Net unrealized appreciation (depreciation)                            141,595          (72,229,890)           (237,675)
        on investments and futures contracts
     Undistributed net investment income                                         0              707,649               3,993
     Accumulated net realized loss on investments                       (8,296,808)         (13,517,227)           (417,469)
        and futures contracts
                                                                      -------------       --------------       -------------


NET ASSETS                                                            $ 36,907,121        $ 430,002,936        $  1,619,775
                                                                      =============       ==============       =============


NET ASSET VALUE PER OUTSTANDING SHARE                                 $       2.53        $        9.87        $       7.50
                                                                      =============       ==============       =============

(Offering and Redemption Price)                                             0.0000               0.0000              0.0000

SHARES OF CAPITAL STOCK OUTSTANDING                                     14,602,818           43,572,653             216,059

(1)  Cost of investments in securities:                               $ 34,507,580        $ 501,876,278        $  1,737,065

See notes to financial statements.                                                                               (Concluded)






THE ORCHARD SERIES FUND

STATEMENTS OF OPERATIONS
YEAR ENDED OCTOBER 31, 2002

---------------------------------------------------------------------------------------------------------------------------


                                                                         ORCHARD            ORCHARD            ORCHARD
                                                                      DJIAsm INDEX         INDEX 600         MONEY MARKET
                                                                          FUND               FUND               FUND
                                                                      --------------     --------------     --------------


INVESTMENT INCOME:
    Interest                                                          $       2,108      $      42,616      $     137,070
    Dividends                                                               209,860          1,114,361                  0
                                                                      --------------     --------------     --------------


    Total income                                                            211,968          1,156,977            137,070
                                                                      --------------     --------------     --------------


EXPENSES:

    Audit fees                                                                                                     11,035
    Investment administration                                                                                     138,263
    Bank and custodial fees                                                                                         8,153
    Registration fees                                                                                              15,470
    Legal fees                                                                                                     17,593
    Management fees                                                          65,183            876,875             14,231
                                                                      --------------     --------------     --------------


    Total expenses                                                           65,183            876,875            204,745

    Less amount reimbursed by investment                                                                          172,014
     adviser
                                                                      --------------     --------------     --------------


    Net expenses                                                             65,183            876,875             32,731
                                                                      --------------     --------------     --------------


NET INVESTMENT INCOME                                                       146,785            280,102            104,339
                                                                      --------------     --------------     --------------

                                                                                                                        0

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments                                     (1,895,370)        (1,110,860)
    Net realized loss on futures contracts                                   (6,436)          (343,363)
    Change in net unrealized depreciation on                              1,211,172         (3,173,340)
        investments
    Change in net unrealized appreciation                                     9,800            (79,461)
       (depreciation) on futures contracts
                                                                      --------------     --------------     --------------


    Net realized and unrealized loss on                                    (680,834)        (4,707,024)                 0
        investments and futures contracts
                                                                      --------------     --------------     --------------


NET INCREASE (DECREASE) IN NET ASSETS                                 $    (534,049)     $  (4,426,922)     $     104,339
    RESULTING FROM OPERATIONS
                                                                      ==============     ==============     ==============


See notes to financial statements.                                                                             (Continued)



THE ORCHARD SERIES FUND

STATEMENTS OF OPERATIONS
YEAR ENDED OCTOBER 31, 2002

--------------------------------------------------------------------------------------------------------------------------


                                                                        ORCHARD          ORCHARD S&P           ORCHARD
                                                                       NASDAQ-100        500 INDEX(R)           VALUE
                                                                      INDEX(R)FUND          FUND                FUND
                                                                     ---------------------------------      --------------


INVESTMENT INCOME:
    Interest                                                         $       4,041      $      68,212       $         346
    Dividends                                                               11,298          7,489,323              46,993
    Foreign withholding tax                                                                   (15,704)
                                                                     --------------     --------------      --------------


    Total income                                                            15,339          7,541,831              47,339
                                                                     --------------     --------------      --------------


EXPENSES:

    Management fees                                                         94,143          2,937,554              22,692
                                                                     --------------     --------------      --------------


NET INVESTMENT INCOME (LOSS)                                               (78,804)         4,604,277              24,647
                                                                     --------------     --------------      --------------


REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
    Net realized loss on investments                                    (7,147,043)        (8,344,903)           (318,084)
    Net realized loss on futures contracts                                (203,835)        (1,061,790)
    Change in net unrealized appreciation                                6,190,844        (71,658,924)                402
        (depreciation) on investments
    Change in net unrealized appreciation                                  (13,300)             7,555
        on futures contracts
                                                                     --------------     --------------      --------------


    Net realized and unrealized loss on                                 (1,173,334)       (81,058,062)           (317,682)
      investments and futures contracts
                                                                     --------------     --------------      --------------


NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $  (1,252,138)     $ (76,453,785)      $    (293,035)
                                                                     ==============     ==============      ==============




See notes to financial statements.                                                                             (Concluded)



THE ORCHARD SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED OCTOBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------

                                                       ORCHARD                      ORCHARD                   ORCHARD
                                                   DJIASM INDEX FUND            INDEX 600 FUND           MONEY MARKET FUND
                                                ------------------------    ------------------------   -----------------------

                                                   2002         2001           2002         2001          2002         2001
                                                -----------  -----------    -----------  -----------   -----------  ----------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

     Net investment income                      $  146,785   $   72,245     $  280,102   $  302,659    $  104,339   $ 232,368
     Net realized gain (loss) on investments    (1,895,370)     (24,583)    (1,110,860)   6,722,752
     Net realized loss on futures contracts         (6,436)      (9,508)      (343,363)    (449,833)
     Change in net unrealized depreciation on    1,211,172   (1,294,714)    (3,173,340)  (18,988,124)
        investments
     Change in net unrealized appreciation           9,800      (13,400)       (79,461)     118,261
        (depreciation) on futures conracts
                                                -----------  -----------    -----------  -----------   -----------  ----------


     Net increase (decrease) in net assets        (534,049)  (1,269,960)    (4,426,922)  (12,294,285)     104,339     232,368
        resulting from operations
                                                -----------  -----------    -----------  -----------   -----------  ----------


DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                   (184,113)     (39,960)      (366,907)    (281,775)     (104,339)   (232,368)
     From net realized gains                       (76,612)     (18,297)    (7,632,698)  (24,145,413)
                                                -----------  -----------    -----------  -----------   -----------  ----------


     Total distributions                          (260,725)     (58,257)    (7,999,605)  (24,427,188)    (104,339)   (232,368)
                                                -----------  -----------    -----------  -----------   -----------  ----------


SHARE TRANSACTIONS:
     Net proceeds from sales of shares          14,863,591   14,594,956     67,758,406   93,359,653     2,294,024   2,823,151
     Reinvestment of distributions                 260,725       58,257      7,999,605   24,427,188       104,494     232,648
     Redemptions of shares                      (22,413,452) (3,127,959)  (123,997,106) (93,849,503)   (1,006,061)   (872,138)
                                                -----------  -----------    -----------  -----------   -----------  ----------


     Net increase (decrease) in net             (7,289,136)  11,525,254     (48,239,095) 23,937,338     1,392,457   2,183,661
        assets resulting from share
        transactions
                                                -----------  -----------    -----------  -----------   -----------  ----------


     Total increase (decrease) in net            (8,083,910)  10,197,037     (60,665,622) (12,784,135)   1,392,457   2,183,661
        assets

NET ASSETS:
     Beginning of period                         11,302,172    1,105,135     147,621,678  160,405,813    6,343,446   4,159,785
                                                 -----------  -----------    -----------  -----------   -----------  ----------


     End of period  (1)                          $3,218,262  $11,302,172     $86,956,056 $147,621,678   $7,735,903  $6,343,446
                                                ===========  ===========     =========== ===========    =========== ==========


OTHER INFORMATION:

SHARES:

     Sold                                        1,738,272    1,613,784      5,842,683    8,079,054     2,294,024   2,823,151
     Issued in reinvestment of distributions        31,013        6,201        720,109    2,252,571       104,494     232,648
     Redeemed                                   (2,730,992)    (338,080)    (11,451,162) (8,266,061)   (1,006,061)   (872,138)
                                                -----------  -----------    -----------  -----------   -----------  ----------
                                                -

     Net increase (decrease)                      (961,707)   1,281,905     (4,888,370)   2,065,564     1,392,457   2,183,661
                                                ===========  ===========    ===========  ===========   ===========  ==========


(1) Including undistributed net investment      $            $   33,828     $            $   74,084    $            $
        income


See notes to financial statements.                                                                                 (Continued)



THE ORCHARD SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED OCTOBER 31, 2002 AND 2001
-----------------------------------------------------------------------------------------------------------------------------------

                                                     ORCHARD NASDAQ-100               ORCHARD                     ORCHARD
                                                         INDEX(R)FUND           S&P 500 INDEX(R)FUND             VALUE FUND
                                                   ------------------------   -------------------------   ------------------------

                                                      2002         2001          2002         2001           2002         2001
                                                   -----------  -----------   -----------  ------------   -----------  -----------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                   $  (78,804)  $  (41,117)   $4,604,277   $ 4,362,612    $   24,647   $   27,146
    Net realized gain (loss) on investments        (7,147,043)    (519,669)   (8,344,903)    5,501,907      (318,084)     411,637
    Net realized loss on futures contracts           (203,835)    (414,318)   (1,061,790)   (2,791,218)
    Change in net unrealized appreciation           6,190,844   (5,912,535)   (71,658,924) (184,136,522)         402     (749,585)
        (depreciation) on investments
    Change in net unrealized appreciation             (13,300)     104,840         7,555       (86,360)
        on futures contracts
                                                   -----------  -----------   -----------  ------------   -----------  -----------


    Net decrease in net assets resulting           (1,252,138)  (6,782,799)   (76,453,785) (177,149,581)    (293,035)    (310,802)
        from operations
                                                   -----------  -----------   -----------  ------------   -----------  -----------


DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                                (5,327,250)   (4,186,541)      (26,941)     (30,260)
    From net realized gains                                                   (3,822,355)  (56,164,737)
                                                   -----------  -----------   -----------  ------------   -----------  -----------


    Total distributions                                     0            0    (9,149,605)  (60,351,278)      (26,941)     (30,260)
                                                   -----------  -----------   -----------  ------------   -----------  -----------


SHARE TRANSACTIONS:
    Net proceeds from sales of shares              43,962,432   24,919,753    165,191,244  233,556,431       489,814    1,777,018
    Reinvestment of distributions                                              9,149,605    60,351,278        26,941       30,260
    Redemptions of shares                          (20,298,478) (5,370,300)   (177,755,485)(242,106,701)    (906,366)  (2,673,653)
                                                   -----------  -----------   -----------  ------------   -----------  -----------


    Net increase (decrease) in net                  23,663,954  19,549,453    (3,414,636)   51,801,008      (389,611)    (866,375)
        assets resulting from share
        transactions
                                                   -----------  -----------   -----------  ------------   -----------  -----------


    Total increase (decrease) in net                22,411,816  12,766,654   (89,018,026) (185,699,851)     (709,587)   (1,207,437)
       assets

NET ASSETS:
    Beginning of period                             14,495,305   1,728,651   519,020,962   704,720,813     2,329,362     3,536,799
                                                   -----------  -----------   -----------  ------------   -----------  -----------


    End of period  (1)                             $36,907,121 $14,495,305  $430,002,936  $519,020,962    $1,619,775   $ 2,329,362
                                                   =========== ===========  ===========   ============    ===========  ===========


OTHER INFORMATION:

SHARES:

    Sold                                           17,034,264    5,189,811    14,474,963    16,606,051        51,993      182,287
    Issued in reinvestment of                                                    771,052     4,102,274         3,043        3,010
        distributions
    Redeemed                                       (6,566,394)  (1,261,544)   (15,292,582) (17,178,820)     (102,871)    (271,903)
                                                   -----------  -----------   -----------  ------------   -----------  -----------


    Net increase (decrease)                        10,467,870    3,928,267       (46,567)    3,529,505       (47,835)     (86,606)
                                                   ===========  ===========   ===========  ============   ===========  ===========


(1) Including undistributed net                    $            $             $  707,649   $ 1,430,622    $    3,993   $    6,287
      investment income


See notes to financial statements.                                                                                     (Concluded)



THE ORCHARD SERIES FUND

ORCHARD DJIAsm INDEX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------


Selected data for a share of capital stock of the fund for the periods indicated are as follows:

                                                                Year Ended October 31,    Period
                                                                                          Ended
                                                                                        October 31,
                                                               ----------------------   ----------

                                                                  2002        2001        2000 +
                                                               ----------  ----------   ----------


Net Asset Value, Beginning of Period                           $    8.10   $    9.81    $   10.00

Income from Investment Operations

Net investment income                                               0.11        0.06         0.01
Net realized and unrealized loss                                   (0.59)      (1.68)       (0.20)
                                                               ----------  ----------   ----------


Total Loss From Investment Operations                              (0.48)      (1.62)       (0.19)
                                                               ----------  ----------   ----------


Less Distributions

From net investment income                                         (0.14)      (0.05)
From net realized gains                                            (0.04)      (0.04)
                                                               ----------  ----------   ----------


Total Distributions                                                (0.18)      (0.09)        0.00
                                                               ----------  ----------   ----------


Net Asset Value, End of Period                                 $    7.44   $    8.10    $    9.81
                                                               ==========  ==========   ==========



Total Return                                                      (6.28%)    (16.60%)      (1.87%)o

Net Assets, End of Period ($000)                               $   3,218   $  11,302    $   1,105

Ratio of Expenses to Average Net Assets                            0.60%       0.60%        0.60% *

Ratio of Net Investment Income to Average                          1.35%       1.06%        0.88% *
   Net Assets

Portfolio Turnover Rate                                          135.37%      70.37%       12.27% o



+ The portfolio commenced operations on August 28, 2000.

o Based on operations for the period shown and, accordingly, are not representative of a full year.

*   Annualized                                                                          (Continued)



THE ORCHARD SERIES FUND

ORCHARD INDEX 600 FUND
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------


Selected data for a share of capital stock of the fund for the periods indicated are as follows:

                                                           Year Ended October 31,

                                        -------------------------------------------------------------

                                           2002         2001        2000         1999         1998
                                        ----------   ----------  ----------   ----------   ----------



Net Asset Value, Beginning of Period    $   10.62    $   13.55   $   11.57    $   10.43    $   12.12

Income from Investment Operations

Net investment income                        0.02         0.02        0.02         0.02         0.03
Net realized and unrealized gain (loss)     (0.42)       (0.94)       2.61         1.17        (1.37)
                                        ----------   ----------  ----------   ----------   ----------


Total Income (Loss) From

    Investment Operations                   (0.40)       (0.92)       2.63         1.19        (1.34)
                                        ----------   ----------  ----------   ----------   ----------


Less Distributions

From net investment income                  (0.03)       (0.02)      (0.03)       (0.02)       (0.02)
From net realized gains                     (0.54)       (1.99)      (0.62)       (0.03)       (0.33)
                                        ----------   ----------  ----------   ----------   ----------


Total Distributions                         (0.57)       (2.01)      (0.65)       (0.05)       (0.35)
                                        ----------   ----------  ----------   ----------   ----------


Net Asset Value, End of Period          $    9.65    $   10.62   $   13.55    $   11.57    $   10.43
                                        ==========   ==========  ==========   ==========   ==========



Total Return                               (4.50%)      (7.06%)     23.75%       11.48%      (11.37%)

Net Assets, End of Period ($000)        $  86,956    $ 147,622   $ 160,406    $ 136,772    $   4,884

Ratio of Expenses to Average Net            0.60%        0.60%       0.60%        0.60%        0.60%
   Assets

Ratio of Net Investment Income to

    Average Net Assets                      0.19%        0.19%       0.21%        0.30%        0.22%

Portfolio Turnover Rate                    31.67%       58.40%      63.52%       40.90%       31.25%

                                                                                           (Continued)


THE ORCHARD SERIES FUND

ORCHARD MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------


Selected data for a share of capital stock of the fund for the periods indicated are as follows:

                                                          Year Ended October 31,

                                        -------------------------------------------------------------

                                           2002         2001        2000         1999         1998
                                        ----------   ----------  ----------   ----------   ----------


Net Asset Value, Beginning of Period    $    1.00    $    1.00   $    1.00    $    1.00    $    1.00

Income from Investment Operations

Net investment income                        0.01         0.04        0.06         0.05         0.05
                                        ----------   ----------  ----------   ----------   ----------


Total Income From Investment Operations      0.01         0.04        0.06         0.05         0.05
                                        ----------   ----------  ----------   ----------   ----------


Less Distributions

From net investment income                  (0.01)       (0.04)      (0.06)       (0.05)       (0.05)
                                        ----------   ----------  ----------   ----------   ----------


Total Distributions                         (0.01)       (0.04)      (0.06)       (0.05)       (0.05)
                                        ----------   ----------  ----------   ----------   ----------


Net Asset Value, End of Period          $    1.00    $    1.00   $    1.00    $    1.00    $    1.00
                                        ==========   ==========  ==========   ==========   ==========



Total Return                                1.49%        4.39%       6.29%        4.68%        5.26%

Net Assets, End of Period ($000)        $   7,736    $   6,343   $   4,160    $   3,747    $   3,274

Ratio of Expenses to Average Net Assets

    - Before Reimbursement                  4.14%        4.26%       4.72%        2.18%        3.57%
    - After Reimbursement #                 0.46%        0.46%       0.46%        0.46%        0.46%

Ratio of Net Investment Income to
    Average Net Assets

    - Before Reimbursement                 (2.21%)       0.46%       1.56%        2.88%        2.03%
    - After Reimbursement #                 1.47%        4.26%       5.82%        4.60%        5.13%



#   Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.        (Continued)



THE ORCHARD SERIES FUND

ORCHARD NASDAQ-100 INDEX(R)FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------


Selected data for a share of capital stock of the fund for the periods indicated are as follows:

                                                                                          Period
                                                                                          Ended
                                                                Year Ended October 31,  October 31,
                                                               ----------------------   ----------

                                                                  2002        2001        2000 +
                                                               ----------  ----------   ----------


Net Asset Value, Beginning of Period                           $    3.51   $    8.36    $   10.00

Income from Investment Operations

Net investment income (loss)                                       (0.01)       0.01        (0.01)
Net realized and unrealized loss                                   (0.97)      (4.86)       (1.63)
                                                               ----------  ----------   ----------


Total Loss From Investment Operations                              (0.98)      (4.85)       (1.64)
                                                               ----------  ----------   ----------


Net Asset Value, End of Period                                 $    2.53   $    3.51    $    8.36
                                                               ==========  ==========   ==========



Total Return                                                     (27.90%)    (58.09%)     (16.36%)o

Net Assets, End of Period ($000)                               $  36,907   $  14,495    $   1,729

Ratio of Expenses to Average Net Assets                            0.60%       0.60%        0.60% *

Ratio of Net Investment Loss to Average Net Assets                (0.50%)     (0.44%)      (0.40%)*

Portfolio Turnover Rate                                           64.57%      41.31%       13.52% o


+ The portfolio commenced operations on August 28, 2000.

o Based on operations for the period shown and, accordingly, are not representative of a full year.

*   Annualized                                                                          (Continued)




THE ORCHARD SERIES FUND

ORCHARD S&P 500 INDEX(R)FUND
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------


Selected data for a share of capital stock of the fund for the periods indicated are as follows:

                                                           Year Ended October 31,

                                        -------------------------------------------------------------

                                          2002         2001        2000         1999         1998
                                        ----------   ----------  ----------   ----------   ----------


Net Asset Value, Beginning of Period    $   11.90    $   17.58   $   17.27    $   14.08    $   11.69

Income from Investment Operations

Net investment income                        0.11         0.10        0.11         0.12         0.13
Net realized and unrealized gain (loss)     (1.93)       (4.26)       0.82         3.36         2.35
                                        ----------   ----------  ----------   ----------   ----------


Total Income (Loss) From

    Investment Operations                   (1.82)       (4.16)       0.93         3.48         2.48
                                        ----------   ----------  ----------   ----------   ----------


Less Distributions

From net investment income                  (0.13)       (0.10)      (0.12)       (0.12)       (0.09)
From net realized gains                     (0.09)       (1.42)      (0.50)       (0.17)
                                        ----------   ----------  ----------   ----------   ----------


Total Distributions                         (0.21)       (1.52)      (0.62)       (0.29)       (0.09)
                                        ----------   ----------  ----------   ----------   ----------


Net Asset Value, End of Period          $    9.87    $   11.90   $   17.58    $   17.27    $   14.08
                                        ==========   ==========  ==========   ==========   ==========



Total Return                              (15.55%)     (25.31%)      5.42%       24.92%       21.18%

Net Assets, End of Period ($000)        $ 430,003    $ 519,021   $ 704,721    $ 763,050    $ 605,087

Ratio of Expenses to Average Net Assets     0.60%        0.60%       0.60%        0.60%        0.60%

Ratio of Net Investment Income to

    Average Net Assets                      0.94%        0.73%       0.63%        0.75%        0.96%

Portfolio Turnover Rate                    15.48%       14.00%      20.34%       17.09%       20.20%


                                                                                           (Continued)



THE ORCHARD SERIES FUND

ORCHARD VALUE FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------


Selected data for a share of capital stock of the fund for the periods indicated are as follows:

                                                                                         Period
                                                                                         Ended
                                                    Year Ended October 31,             October 31,
                                       ----------------------------------------------  ----------

                                         2002        2001        2000        1999       1998 +
                                       ---------   ----------  ----------  ----------  ----------


Net Asset Value, Beginning of Period   $   8.83    $    9.99   $    9.41   $    9.01   $   10.00

Income from Investment Operations

Net investment income                      0.10         0.34        0.12        0.12        0.07
Net realized and unrealized gain (loss)   (1.32)       (1.16)       0.59        0.47       (1.02)
                                       ---------   ----------  ----------  ----------  ----------


Total Income (Loss) From

    Investment Operations                 (1.22)       (0.82)       0.71        0.59       (0.95)
                                       ---------   ----------  ----------  ----------  ----------


Less Distributions

From net investment income                (0.11)       (0.34)      (0.13)      (0.12)      (0.04)
From net realized gains                                                        (0.07)
                                       ---------   ----------  ----------  ----------  ----------


Total Distributions                       (0.11)       (0.34)      (0.13)      (0.19)      (0.04)
                                       ---------   ----------  ----------  ----------  ----------


Net Asset Value, End of Period         $   7.50    $    8.83   $    9.99   $    9.41   $    9.01
                                       =========   ==========  ==========  ==========  ==========



Total Return                            (14.02%)     (10.81%)      7.77%       6.49%      (9.58%)o

Net Assets, End of Period ($000)       $  1,620    $   2,329    $  3,296    $  2,581    $  1,837

Ratio of Expenses to Average Net Assets   1.00%        1.00%       1.00%       1.00%       1.00% *

Ratio of Net Investment Income to

    Average Net Assets                    1.09%        0.96%       1.33%       1.34%       1.15% *

Portfolio Turnover                       89.47%       88.25%     175.74%     153.77%      79.58% o




+ The portfolio commenced operations on March 2, 1998.

o Based on operations for the period shown and, accordingly, are not representative of a full year.

*   Annualized                                                                         (Concluded)


THE ORCHARD SERIES FUND

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002

--------------------------------------------------------------------------------


1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      The Orchard Series Fund (the Trust) is a Delaware business trust organized on July 23, 1996 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of six funds. Interests in the Orchard DJIASM Index, Orchard Index 600, Orchard Nasdaq-100 Index(R), Orchard S&P 500 Index(R) (the Index Funds), Orchard Money Market Fund, and Orchard Value Funds (Collectively the Funds) are included herein and are represented by separate classes of beneficial interest of the Trust. The investment objective of each Fund is: to seek investment results that track as closely as possible the total return of the common stocks that comprise its benchmark index for each of the Index Funds; to seek as high a level of current income as is consistent with the preservation of capital and liquidity for the Orchard Money Market Fund; and to seek long-term capital appreciation by investing primarily in common stocks issued by U.S. companies when it is believed that such stocks are undervalued for the Orchard Value Fund. Each Fund is diversified as defined in the 1940 Act, with the exception of the Orchard DJIASM Index, Orchard Index 600, Orchard Nasdaq-100 Index(R), and Orchard S&P 500 Index(R) Funds, which are non-diversified. The Trust is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      Initial capitalization of $100,000 for the Orchard Index 600, Orchard Money Market and Orchard S&P 500 Index(R) Funds was received on January 27, 1997 from GWL&A. Additional capitalization of $2,900,000 was received from GWL&A on February 3, 1997 for the Orchard Money Market Fund. Initial capitalization of $2,000,000 for the Orchard Value Fund was received on February 26, 1998 from GWL&A. Initial capitalization of $1,000,000 for the Orchard DJIASM Index Fund and $1,500,000 for the Orchard Nasdaq-100 Index(R) Fund was received on August 25, 2000 from GWL&A. At October 31, 2002, GWL&A's investment in the Funds totaled $6,832,340.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Trust.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

      Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Financial Futures Contracts

      The Index Funds may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Orchard Money Market Fund are declared daily and paid monthly. Dividends from net investment income of the Index Funds and Orchard Value Fund are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Funds is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily. For the Orchard Money Market Fund, discounts and premiums on securities purchased are amortized over the lives of the respective securities.

      Federal Income Taxes

      For federal income tax purposes, each Fund of the Trust currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

      The Trust has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Trust, the investment adviser receives monthly compensation at the annual rate of 0.20% of the average daily net assets of the Orchard Money Market Fund, 0.60% of the average daily net assets of the Index Funds and 1.00% of the average daily net assets of the Orchard Value Fund. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 0.46% of the average daily net assets of the Orchard Money Market Fund. Expenses incurred by the Trust, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods. For the Index Funds and the Orchard Value Fund, the management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly owned subsidiary of GWL&A, became the primary underwriter to distribute and market the Trust's Funds. Prior to that date, One Orchard Equities, a wholly owned subsidiary of One Corporation, handled the distribution and marketing. Financial Administrative Services Corporation, a wholly owned subsidiary of GWL&A, performs transfer agent servicing functions for the Funds.

      Certain officers of the Trust are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Trust receives any compensation directly from the Funds.

3. CAPITAL STOCK

      The Trust has authorized an unlimited number of shares with no stated par value for each Fund in the Trust. Shares may be issued in one or more series of shares and each series may be issued in one or more classes of shares. Each Fund represents a separate series of shares.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the year ended October 31, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S.
      Government securities and short-term securities) were as follows:

                                                                   Purchases          Sales

                                                                 --------------    ------------

     Orchard DJIASM Index Fund                                   $  13,578,865     $ 20,948,895
     Orchard Index 600 Fund                                         45,009,636       99,568,681
     Orchard Nasdaq-100 Index(R)Fund                                32,941,102        9,940,904
     Orchard S&P 500 Index(R)Fund                                   74,932,068       81,106,850
     Orchard Value Fund                                              1,969,124        2,470,415

      For the year ended October 31, 2002, there were no purchases or sales of U.S. Government securities.

5. UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2002, were as follows:

                                   Cost For
                                    Income                                             Net
                                     Tax            Gross            Gross          Unrealized
                                   Purposes      Appreciation    Depreciation      Depreciation

                                 -------------   -------------   --------------    -------------


     Orchard DJIASM Index        $  3,775,779    $      6,141    $   (660,051)     $  (653,910)
       Fund

     Orchard Index 600 Fund       103,361,337       9,314,501     (25,709,243)     (16,394,742)

     Orchard Nasdaq-100            38,328,030       1,144,358      (4,914,753)      (3,770,395)
        Index(R)Fund

     Orchard S&P 500 Index(R)     508,140,156      54,975,239    (133,493,827)     (78,518,588)
       Fund

     Orchard Value Fund             1,751,869          50,509        (302,988)        (252,479)



6. FUTURES CONTRACTS

      As of October 31, 2002, open futures contracts held by the Funds were as follows:

                                                        Number                     Unrealized
                                                        of Long                   Appreciation
                                      Long Contracts    Contracts   Expiration    (Depreciation)
                                                                            Date

                                    ------------------- --------- ---------------
                                                                                  --------------

      Orchard DJIASM Index Fund         DJIA Index          2        Dec 2002     $ (3,600)
                                                                                  ==============

      Orchard Index 600 Fund           Russell 2000         6        Dec 2002     $ 38,800
                                                                                  ==============

      Orchard Nasdaq-100 Index(R)       NASDAQ-100         25        Dec 2002     $ 66,330
        Fund
                                     NASDAQ-100 E-Mini     26        Dec 2002       25,210
                                                                                  --------------

                                                                                  $ 91,540

                                                                                  ==============

      Orchard S&P 500 Index(R)Fund         S&P 500          21        Dec 2002    $ 24,820
                                                                                  ==============

7. DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid during the years ended October 31, 2002 and 2001 were as follows:

                                                                       2002            2001
                                                                   -------------   -------------
     Orchard DJIASM Index Fund
          Distributions paid from:
             Ordinary income                                            184,113          39,960
             Short-term capital gain                                     76,612          18,297
                                                                   -------------   -------------
                                                                   -------------   -------------

                                                                   =============   =============
                                                                   =============   =============
     Orchard Index 600 Fund
          Distributions paid from:

             Ordinary income                                            366,907         281,775
             Short-term capital gain                                    142,267       5,365,669
             Long-term capital gain                                   7,490,431      18,779,744
                                                                   -------------   -------------
                                                                   -------------   -------------

                                                                   =============   =============
     Orchard Money Market Fund
     Distributions paid from:

             Ordinary income                                            104,339         232,368
                                                                   =============   =============
                                                                   =============   =============

     Orchard S&P 500 Index(R) Fund Distributions paid from:

             Ordinary income                                          5,327,250       4,186,541
             Short-term capital gain                                          0       2,168,008
             Long-term capital gain                                   3,822,355      53,996,729
                                                                   -------------   -------------
                                                                   -------------   -------------

                                                                   =============   =============
     Orchard Value Fund
          Distributions paid from:

             Ordinary income                                             26,941          30,260
                                                                   =============   =============



      As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

     Orchard DJIASM Index Fund


          Net unrealized depreciation on investments and futures contracts            (657,510)
          Undistributed net investment income                                                 0
          Accumulated net realized loss on investments and futures contracts        (2,041,815)
                                                                                   -------------
                                                                                   -------------

                                                                                   =============
                                                                                   =============
     Orchard Index 600 Fund

          Net unrealized depreciation on investments and futures contracts         (16,355,942)
          Undistributed net investment income                                                 0
          Accumulated net realized loss on investments and futures contracts        (4,733,405)
                                                                                   -------------
                                                                                   -------------

                                                                                   =============
     Orchard Nasdaq-100 Index(R) Fund

          Net unrealized depreciation on investments and futures contracts          (3,678,855)
          Undistributed net investment income                                                 0
          Accumulated net realized loss on investments and futures contracts        (8,296,808)
                                                                                   -------------
                                                                                   -------------

                                                                                   =============
     Orchard S&P 500 Index(R) Fund


          Net unrealized depreciation on investments and futures contracts         (78,484,020)
          Undistributed net investment income                                           707,649
          Accumulated net realized loss on investments and futures contracts       (13,517,227)
                                                                                   -------------
                                                                                   -------------

                                                                                   =============
     Orchard Value Fund

          Net unrealized depreciation on investments                                  (252,479)
          Undistributed net investment income                                             3,993
          Accumulated net realized loss on investments                                (417,469)
                                                                                   -------------
                                                                                   -------------
                                                                                      (665,955)
                                                                                   =============


      The differences between book basis and tax basis are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. For the year ended December 31, 2002, the Orchard DJIA IndexSM Fund reclassified $3,500 from paid-in capital to undistributed net investment income, the Orchard Index 600 Fund reclassified $12,721 from paid-in capital to undistributed net investment income, and the Orchard Nasdaq-100 Index(R) Fund reclassified $78,804 from paid-in capital to undistributed net investment income. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds.

      At October 31, 2002, the Orchard DJIA IndexSM Fund had available for federal income tax purposes an unused capital loss carryover of $1,480,080, which expires in the year 2010, the Orchard Index 600 Fund had available for federal income tax purposes an unused capital loss carryover of $757,734, which expires in the year 2010, the Orchard Nasdaq-100 Index(R) Fund had available for federal income tax purposes unused capital loss carryovers of $8,652, $703,564 and $3,672,602, which expire in the years 2008, 2009 and 2010, respectively, the Orchard S&P 500 Index(R) Fund had available for federal income tax purposes an unused capital loss carryover of $7,228,529, which expires in the year 2010, and the Orchard Value Fund had available for federal income tax purposes unused capital loss carryovers of $77,693 and $324,972, which expire in the years 2008 and 2010, respectively.

8. TAX INFORMATION (unaudited)

      Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended October 31, 2002, 100.00% qualifies for the dividend received deduction available to each Fund's corporate shareholders.

The Orchard Series Fund

Orchard DJIA (SM) Index Fund

COMMON STOCK

AEROSPACE & DEFENSE --- 7.3%
      2,807 Boeing Co                                                     74,149
      2,807 United Technologies Corp                                     153,796
                                                                        $227,945

AUTOMOBILES --- 2.7%

      2,807 General Motors Corp                                           83,223
                                                                         $83,223

BANKS --- 1.7%

      2,807 JP Morgan Chase & Co                                          51,837
                                                                         $51,837

CHEMICALS --- 3.3%

      2,807 EI du Pont de Nemours & Co                                   102,898
                                                                        $102,898

COMPUTER HARDWARE & SYSTEMS --- 7.6%
      2,807 Hewlett-Packard Co                                            39,431
      2,807 International Business Machines Corp (1)                     197,273
                                                                        $236,704

COMPUTER SOFTWARE & SERVICES --- 4.3%
      2,807 Microsoft Corp*                                              133,507
                                                                        $133,507

CONGLOMERATES --- 12.2%

      2,807 3M Co (1)                                                    316,884
      2,807 General Electric Co                                           63,041
                                                                        $379,925

ELECTRONICS - SEMICONDUCTOR --- 1.4%
      2,807 Intel Corp                                                    43,237
                                                                         $43,237

FINANCIAL SERVICES --- 5.9%
      2,807 American Express Co                                           90,973
      2,807 Citigroup Inc                                                 92,308
                                                                        $183,281

FOOD & BEVERAGES --- 3.7%
      2,807 Coca-Cola Co                                                 116,046
                                                                        $116,046

GOLD, METALS & MINING --- 1.8%
      2,807 Alcoa Inc                                                     54,893
                                                                         $54,893

HOUSEHOLD GOODS --- 7.1%

      2,807 Procter & Gamble Co                                          220,829
                                                                        $220,829

LEISURE & ENTERTAINMENT --- 1.3%
      2,807 Walt Disney Co                                                41,717
                                                                         $41,717

MACHINERY --- 3.3%

      2,807 Caterpillar Inc                                              101,914
                                                                        $101,914

MANUFACTURING --- 1.9%

      2,807 Honeywell International Inc                                   59,694
                                                                         $59,694

OIL & GAS --- 2.7%
      2,807 Exxon Mobil Corp                                              83,768
                                                                         $83,768

PAPER & FOREST PRODUCTS --- 2.8%
      2,807 International Paper Co                                        87,079
                                                                         $87,079

PHARMACEUTICALS --- 9.0%

      2,807 Johnson & Johnson                                            147,092
      2,807 Merck & Co Inc                                               135,415
                                                                        $282,507

PHOTOGRAPHY/IMAGING --- 2.6%

      2,807 Eastman Kodak Co                                              82,195
                                                                         $82,195

RESTAURANTS --- 1.4%

      2,807 McDonald's Corp                                               45,236
                                                                         $45,236

RETAIL --- 6.6%

      2,807 Home Depot Inc                                                71,914
      2,807 Wal-Mart Stores Inc                                          133,679
                                                                        $205,593

TELEPHONE & TELECOMMUNICATIONS --- 3.1%
      2,807 AT&T Corp                                                     32,515
      2,807 SBC Communications Inc                                        63,849
                                                                         $96,364

TOBACCO --- 3.3%

      2,807 Philip Morris Cos Inc                                        101,726
                                                                        $101,726

TOTAL COMMON STOCK --- 96.8%                                          $3,022,118
(Cost $3,110,693)

SHORT-TERM INVESTMENTS

U.S. GOVERNMENTS --- 3.2%

    100,000 United States of America (1)                                  99,751

                                                                         $99,751

TOTAL SHORT-TERM INVESTMENTS --- 3.2%                                    $99,751
(Cost $99,751)

TOTAL ORCHARD DJIA (SM) INDEX FUND --- 100.0%                         $3,121,869
(Cost $3,210,444)


The Orchard Series Fund

Orchard Index 600 Fund

COMMON STOCK

AEROSPACE & DEFENSE --- 1.5%
      8,537 AAR Corp                                                      33,380
     10,170 Alliant Techsystems Inc*                                     611,726
      9,580 BE Aerospace Inc*                                             29,315
      2,819 Curtiss-Wright Corp                                          174,299
      4,538 DRS Technologies Inc*                                        150,389
      5,326 EDO Corp                                                      89,211
      2,831 Engineered Support Systems Inc                               138,521
      4,300 Triumph Group Inc*                                           105,866
                                                                      $1,332,707

AGRICULTURE --- 0.5%

      9,525 Corn Products International Inc                              280,702
     10,201 Delta & Pine Land Co                                         195,553
                                                                        $476,255

AIRLINES --- 0.6%

     12,080 Atlantic Coast Airlines Holdings Inc*                        159,456
      7,920 Frontier Airlines Inc*                                        47,124
      8,650 Mesa Air Group Inc*                                           47,662
      4,220 Midwest Express Holdings Inc*                                 27,599
     15,460 SkyWest Inc                                                  234,544
                                                                        $516,385

AUTO PARTS & EQUIPMENT --- 0.4%
      5,075 Applied Industrial Technologies Inc                           88,305
      6,780 Intermet Corp                                                 27,120
      4,090 Midas Inc*                                                    26,994
      3,410 Standard Motor Products Inc                                   34,441
      5,735 TBC Corp*                                                     66,469
     17,702 Tower Automotive Inc*                                         93,821
                                                                        $337,150

BANKS --- 8.3%

      5,816 American Financial Holdings Inc                              174,945
      6,616 Anchor Bancorp Wisconsin Inc                                 137,084
      5,926 Boston Private Financial Holdings Inc                        109,098
      8,562 Chittenden Corp                                              234,256
     12,115 Commercial Federal Corp                                      281,674
     10,545 Community First Bankshares Inc                               289,038
     13,685 Cullen/Frost Bankers Inc (1)                                 473,912
      6,870 Dime Community Bancshares                                    144,270

      7,501 Downey Financial Corp                                        290,289
      6,400 East West Bancorp Inc                                        220,800
     10,650 First BanCorp                                                266,570
     12,775 First Midwest Bancorp Inc                                    355,017
      4,010 First Republic Bank*                                          81,203
      4,720 FirstFed Financial Corp*                                     127,912
      3,110 GBC Bancorp                                                   63,133
     12,086 Hudson United Bancorp                                        368,019
      7,400 Irwin Financial Corp*                                        107,300
      6,330 MAF Bancorp Inc                                              205,662
      6,585 Provident Bankshares Corp                                    148,828
      7,740 Riggs National Corp                                          122,679
      6,519 Seacoast Financial Services Corp                             141,593
     11,814 South Finanical Group Inc                                    255,773
      9,125 Southwest Bancorp of Texas Inc*                              257,781
     16,200 Staten Island Bancorp Inc                                    299,376
     11,771 Sterling Bancshares Inc                                      144,430
     10,605 Susquehanna Bancshares Inc                                   224,826
     19,335 TrustCo Bank Corp NY                                         206,324
      5,622 UCBH Holdings Inc                                            235,506
     11,345 United Bankshares Inc                                        342,846
     17,066 Washington Federal Inc                                       420,848
     10,647 Whitney Holding Corp                                         361,572
      4,664 Wintrust Financial Corp                                      146,123
                                                                      $7,238,687

BIOTECHNOLOGY --- 2.2%

      5,610 ArQule Inc*                                                   32,201
     15,800 Bio-Technology General Corp*                                  50,086
      3,987 Bosite Diagnostics Inc*                                      115,145
     14,808 Cephalon Inc (1)*                                            744,362
      7,593 Enzo Biochem Inc*                                            110,554
      9,030 IDEXX Laboratories Inc*                                      311,535
     11,795 Regeneron Pharmaceuticals Inc*                               178,458
     11,100 Techne Corp*                                                 366,300
                                                                      $1,908,641

BUILDING MATERIALS --- 0.8%
      7,540 Apogee Enterprises Inc                                        89,198
      5,115 ElkCorp                                                       80,612
     15,478 Lennox International Inc                                     200,285
      6,640 Simpson Manufacturing Co Inc*                                234,392
      4,893 Universal Forest Products Inc                                 87,438
                                                                        $691,925

CHEMICALS --- 1.4%

      6,070 Arch Chemicals Inc                                           113,448
      7,050 Cambrex Corp                                                 196,272
      3,875 ChemFirst Inc                                                110,321
      8,520 Georgia Gulf Corp                                            185,310
      8,620 MacDermid Inc                                                173,090
      3,990 Material Sciences Corp*                                       43,730
      7,650 OM Group Inc                                                  49,649
     10,600 Omnova Solutions Inc*                                         42,294
      2,050 Penford Corp                                                  29,889
     24,530 PolyOne Corp                                                 196,240
      2,550 Quaker Chemical Corp                                          54,698

                                                                      $1,194,941

COMMUNICATIONS - EQUIPMENT --- 0.6%
      8,150 Allen Telecom Inc*                                            50,367
      6,300 Audiovox Corp Class A*                                        50,211
      2,960 Bel Fuse Inc Class B                                          56,207
      3,380 Brooktrout Inc*                                               16,562
     11,885 Cable Design Technologies Corp*                               58,237
     16,090 Harmonic Inc*                                                 28,801
      6,430 Inter-Tel Inc                                                173,803
      3,995 SBS Technologies Inc*                                         33,159
     11,282 SymmetriCom Inc*                                              34,861
      7,055 ViaSat Inc*                                                   57,026
                                                                        $559,234

COMPUTER HARDWARE & SYSTEMS --- 0.1%
      5,915 Digi International Inc*                                       12,007
      5,960 Network Equipment Technologies Inc*                           20,860
      4,420 Standard Microsystems Corp*                                   84,731
                                                                        $117,598

COMPUTER SOFTWARE & SERVICES --- 4.9%
      3,926 ANSYS Inc*                                                    76,950
     11,245 American Management Systems Inc*                             135,165
      6,450 Analysts International Corp*                                  11,610
      7,000 Avid Technology Inc*                                          98,630
      6,040 Aware Inc*                                                    15,100
      5,373 BARRA Inc*                                                   192,837
      5,326 Bell Microproducts Inc*                                       29,133
      7,541 CACI International Inc Class A*                              308,502
     17,455 CIBER Inc*                                                    93,908
      8,630 Captaris Inc*                                                 15,534
      6,340 Carreker Corp*                                                41,584
      3,550 Catapult Communications Corp*                                 45,937
      5,550 Computer Task Group Inc*                                      15,651
      4,630 Concord Communications Inc*                                   33,845
     10,645 Dendrite International Inc*                                   65,680
     13,718 Fair Isaac & Co Inc                                          527,731
      9,500 FileNET Corp*                                                103,075
      5,850 Gerber Scientific Inc*                                        22,523
      6,750 Hutchinson Technology Inc*                                   140,333
      8,910 Hyperion Solutions Corp*                                     240,570
      7,484 JDA Software Group Inc*                                       65,485
      5,310 Kronos Inc*                                                  189,036
      4,780 MICROS Systems Inc*                                           99,233
      6,450 MRO Software Inc*                                             46,827
      7,699 Manhattan Associates Inc*                                    173,074
      4,150 MapInfo Corp*                                                 25,066
      8,171 NYFIX Inc*                                                    31,377
      9,196 Netegrity Inc*                                                17,656
      5,500 PC-Tel Inc*                                                   37,400
      6,950 Phoenix Technologies Ltd*                                     38,642
      9,610 Progress Software Corp*                                      119,933
      4,140 QRS Corp*                                                     20,617
      4,800 RadiSys Corp*                                                 32,112
      7,330 Radiant Systems Inc*                                          79,311
      7,260 Rainbow Technologies Inc*                                     44,286

      5,147 Roxio Inc*                                                    15,755
      4,130 SCM Microsystems Inc*                                         24,161
      4,563 SPSS Inc*                                                     48,459
     10,827 Serena Software Inc*                                         172,799
      8,920 Systems & Computer Tech Corp*                                 84,026
      3,738 TALX Corp                                                     50,089
     10,579 THQ Inc*                                                     152,972
     10,198 Take-Two Interactive Software Inc*                           262,904
      9,395 Verity Inc*                                                   84,743
      4,800 ZixIt Corp*                                                   19,440
     12,476 eFunds Corp*                                                 110,038
                                                                      $4,259,739

COSMETICS & PERSONAL CARE --- 0.4%
     17,875 NBTY Inc*                                                    277,956
      4,325 Nature's Sunshine Products Inc                                48,916
                                                                        $326,872

DISTRIBUTORS --- 1.3%

     14,627 Fleming Cos Inc                                               94,198
      3,260 Nash-Finch Co                                                 40,196
      9,250 Owens & Minor Inc                                            136,160
     12,020 Performance Food Group Co*                                   447,024
     11,803 Priority Healthcare Corp*                                    286,695
      5,200 United Natural Foods Inc*                                    126,360
                                                                      $1,130,633

ELECTRIC COMPANIES --- 1.1%
     12,830 Avista Corp                                                  132,149
      4,475 CH Energy Group Inc                                          223,079
      3,180 Central Vermont Public Service Corp                           56,986
     13,430 El Paso Electric Co*                                         146,790
      1,600 Green Mountain Power Corp                                     28,528
     10,037 NorthWestern Corp                                             85,315
      3,945 UIL Holdings Corp                                            119,139
      8,915 UniSource Energy Corp                                        147,632
                                                                        $939,618

ELECTRONIC INSTRUMENT & EQUIP --- 6.4%
      7,778 AO Smith Corp                                                170,805
     11,103 Acuity Brands Inc                                            133,125
     16,180 Aeroflex Inc*                                                 93,682
     36,831 Alpha Industries Inc*                                        261,500
      3,560 Analogic Corp                                                142,293
      9,955 Anixter International Inc*                                   229,662
     10,350 Artesyn Technologies Inc*                                     18,423
      5,937 AstroPower Inc*                                               47,140
      3,900 BEI Technologies Inc.                                         42,861
      9,073 Baldor Electric Co                                           170,663
      6,600 Belden Inc                                                    91,410
      6,576 Benchmark Electronics Inc*                                   146,382
      5,255 Black Box Corp*                                              222,181
      6,270 Brady Corp Class A                                           206,847
      6,895 C&D Technologies Inc                                         109,975
      9,740 C-COR.net Corp*                                               40,402
      8,610 Checkpoint Systems Inc*                                       86,961
      7,870 Coherent Inc*                                                139,063

      5,500 Cohu Inc                                                      86,790
      7,480 Electro Scientific Industries Inc*                           139,726
      4,600 Flir Systems, Inc*                                           217,718
      8,660 Harman International Industries Inc                          484,960
      3,815 ICU Medical Inc*                                             147,831
      5,330 Itron Inc*                                                   116,674
      4,335 Keithley Instruments Inc                                      38,148
      6,120 MagneTek Inc*                                                 29,254
      5,880 Mercury Computer Systems Inc*                                177,288
      9,620 Methode Electronics Inc Class A                               88,408
      5,155 Park Electrochemical Corp                                     93,048
      4,643 Photon Dynamics Inc*                                          99,639
      8,550 Pioneer-Standard Electronics Inc                              59,850
      3,675 Planar Systems Inc*                                           67,510
      4,290 Rogers Corp*                                                 107,164
     10,675 Technitrol Inc                                               156,175
      8,500 Teledyne Technologies Inc*                                   122,825
      5,849 Three-Five Systems Inc*                                       33,339
      7,632 Trimble Navigation Ltd*                                       99,972
      7,720 Veeco Instruments Inc*                                        92,486
     11,345 Vicor Corp*                                                   75,444
      7,150 Watsco Inc                                                   114,400
      5,500 X-Rite Inc                                                    43,560
      8,560 Zebra Technologies Corp*                                     526,611
                                                                      $5,572,195

ELECTRONICS - SEMICONDUCTOR --- 2.8%
      8,195 ATMI Inc*                                                    150,706
      6,690 Actel Corp*                                                  108,311
     28,590 Adaptec Inc*                                                 170,396
      8,530 Advanced Energy Industries Inc*                              103,298
      9,995 Alliance Semiconductor Corp*                                  41,679
     26,360 Axcelis Technologies Inc*                                    141,817
      9,043 Brooks-PRI Automation Inc*                                   138,267
      9,091 Cymer Inc*                                                   228,366
      7,218 DSP Group Inc*                                               103,225
      4,865 DuPont Photomasks Inc*                                       101,630
     11,717 ESS Technology Inc*                                           63,858
     10,518 Exar Corp*                                                   132,527
      6,920 Helix Technology Corp                                         70,792
     18,550 Kopin Corp*                                                   68,821
     13,240 Kulicke & Soffa Industries Inc*                               49,650
      7,700 Microsemi Corp*                                               57,211
      6,750 Pericom Semiconductor Corp*                                   58,043
      8,495 Photronics Inc*                                              103,129
      7,550 Power Integrations Inc*                                      133,182
      4,413 Rudolph Technologies Inc*                                     75,374
      3,370 Supertex Inc*                                                 44,851
      6,140 Ultratech Stepper Inc*                                        54,032
      9,010 Varian Semiconductor Equipment Associates Inc*               214,618
                                                                      $2,413,783

ENGINEERING & CONSTRUCTION --- 1.1%
      1,730 Butler Manufacturing Co                                       34,998
      4,092 EMCOR Group Inc*                                             198,912
      7,737 Florida Rock Industries Inc                                  271,182
     20,005 Massey Energy Co (1)                                         153,038

      5,565 Texas Industries Inc                                         134,951
      8,135 URS Corp*                                                    154,240
                                                                        $947,321

FINANCIAL SERVICES --- 0.9%
      7,290 Jefferies Group Inc                                          303,629
     12,940 Raymond James Financial Inc                                  405,022
      4,673 SWS Group Inc                                                 60,515
                                                                        $769,166

FOOD & BEVERAGES --- 1.0%
      4,730 American Italian Pasta Co Class A*                           162,949
      2,425 Coca-Cola Bottling Co Consolidated                           129,204
      9,040 Hain Celestial Group Inc*                                    129,543
      5,190 International Multifoods Corp*                               100,946
      2,420 J&J Snack Foods Corp*                                         89,540
      7,723 Lance Inc                                                     90,127
      7,965 Ralcorp Holdings Inc*                                        180,089
                                                                        $882,398

GOLD, METALS & MINING --- 0.9%
      4,030 AM Castle & Co                                                25,268
      5,420 Century Aluminum Co                                           34,417
      2,820 Cleveland-Cliffs Inc                                          56,964
      7,720 Commercial Metals Co                                         125,759
      4,330 Commonwealth Industries Inc                                   26,716
      3,920 IMCO Recycling Inc*                                           21,756
      4,440 Quanex Corp                                                  157,798
     12,770 Steel Dynamics Inc*                                          166,393
      2,650 Steel Technologies Inc                                        57,850
     11,617 Stillwater Mining Co*                                         92,820
                                                                        $765,741

HARDWARE & TOOLS --- 0.8%
      8,075 Scotts Co Class A*                                           384,370
      3,350 Toro Co                                                      213,931
      4,430 WD-40 Co                                                     127,141
                                                                        $725,442

HEALTH CARE RELATED --- 5.0%
      5,500 AMERIGROUP Corp*                                             160,655
      8,317 Accredo Health Inc*                                          384,911
      7,782 Advanced Medical Optics Inc*                                  75,485
      5,543 AmSurg Corp*                                                 154,428
      8,131 Ameripath Inc*                                               121,802
     16,160 Coventry Health Care Inc*                                    540,714
      5,190 Cryolife Inc*                                                 20,085
      3,152 Curative Health Services Inc*                                 47,122
      3,349 DIANON Systems Inc*                                          133,960
     17,570 Hooper Holmes Inc                                            116,841
      4,460 Impath Inc*                                                   71,587
      5,730 MAXIMUS Inc*                                                 116,777
     12,480 Mid Atlantic Medical Services Inc*                           454,272
     13,760 Orthodontic Centers of America Inc*                          131,270
      6,650 PAREXEL International Corp*                                   79,873
      6,770 Pediatrix Medical Group Inc*                                 270,800
     14,900 Pharmaceutical Product Development Inc*                      408,260

     12,975 Province Healthcare Co*                                      169,324
      4,500 RehabCare Group Inc*                                          94,635
     12,995 Renal Care Group Inc*                                        411,292
      7,680 Sierra Health Services Inc*                                   96,691
      6,200 Sunrise Assisted Living Inc*                                 128,960
     24,465 US Oncology Inc*                                             195,965
                                                                      $4,385,709

HEAVY TRUCKS & PARTS --- 0.3%
      4,575 Oshkosh Truck Corp                                           260,546
      5,550 Titan International Inc                                        9,158
      6,150 Wabash National Corp*                                         28,905
                                                                        $298,609

HOMEBUILDING --- 2.3%

     13,220 Champion Enterprises Inc*                                     30,670
      9,588 Fleetwood Enterprises Inc*                                    53,693
      7,104 MDC Holdings Inc                                             266,684
      2,037 NVR Inc*                                                     690,543
      7,160 Ryland Group Inc                                             297,856
      2,250 Skyline Corp                                                  65,340
      8,632 Standard Pacific Corp                                        209,585
     19,120 Toll Brothers Inc*                                           391,578
                                                                      $2,005,949

HOTELS/MOTELS --- 0.2%

      7,955 Marcus Corp                                                  113,200
     12,070 Prime Hospitality Corp*                                       97,526
                                                                        $210,726

HOUSEHOLD GOODS --- 1.2%
      6,250 Applica Inc*                                                  37,375
      3,170 Bassett Furniture Industries Inc                              41,432
     10,385 Ethan Allen Interiors Inc                                    332,839
      8,657 Fedders Corp                                                  23,201
     13,775 Interface Inc                                                 51,009
     15,680 La-Z-Boy Inc                                                 373,184
      4,170 Libbey Inc                                                   117,636
      1,900 National Presto Industries Inc                                55,100
      3,500 Royal Appliance Manufacturing Co*                             17,290
      2,985 Salton Inc*                                                   32,089
                                                                      $1,081,155

INSURANCE RELATED --- 2.6%
      5,585 Delphi Financial Group Inc Class A                           216,419
     19,315 First American Financial Corp                                394,992
     20,090 Fremont General Corp                                          99,446
      7,950 Hilb Rogal & Hamilton Co                                     325,950
      4,990 LandAmerica Financial Group Inc                              177,145
      5,708 Philadelphia Consolidated Holding Corp*                      191,332
      7,968 Presidential Life Corp                                        98,006
      5,390 RLI Corp                                                     150,920
      2,660 SCPIE Holdings Inc                                            10,640
      7,020 Selective Insurance Group Inc                                157,248
      4,652 Stewart Information Services Corp*                            96,529
      9,865 Trenwick Group Ltd                                            28,411
     12,780 UICI*                                                        186,332

      4,930 Zenith National Insurance Corp                               138,040
                                                                      $2,271,410

LEISURE & ENTERTAINMENT --- 2.6%
      6,120 Arctic Cat Inc                                                86,476
      7,672 Argosy Gaming Corp*                                          153,517
     10,010 Aztar Corp*                                                  135,235
      8,790 Bally Total Fitness*                                          59,772
      4,230 Coachmen Industries Inc                                       57,317
      4,201 Huffy Corp*                                                   29,407
      6,750 JAKKS Pacific Inc*                                            89,370
      4,900 K2 Inc*                                                       49,000
      4,350 Meade Instruments Corp*                                       14,442
     12,458 Midway Games Inc*                                             50,579
      7,670 Monaco Coach Corp*                                           124,177
      6,895 Pinnacle Entertainment Inc*                                   51,368
      6,265 Polaris Industries Inc                                       394,632
      6,409 SCP Pool Corp*                                               182,657
      4,900 Shuffle Master Inc*                                          112,406
      7,320 Sturm Ruger & Co Inc                                          80,447
      7,596 Thor Industries Inc                                          254,086
      8,540 WMS Industries Inc*                                          121,268
      5,073 Winnebago Industries Inc                                     229,959
                                                                      $2,276,115

MACHINERY --- 0.7%

      4,270 Gardner Denver Inc*                                           63,922
      7,024 Manitowoc Co Inc                                             165,696
      9,025 Milacron Inc                                                  51,443
     16,222 Timken Co                                                    295,565
                                                                        $576,626

MANUFACTURING --- 6.4%

      9,595 AptarGroup Inc                                               267,988
      7,806 Armor Holdings Inc*                                          119,510
      5,350 Astec Industries Inc*                                         49,060
      4,955 Barnes Group Inc                                             105,542
      5,720 Briggs & Stratton Corp                                       219,934
      4,560 Brush Engineered Materials Inc*                               24,624
      6,770 CLARCOR Inc                                                  209,261
      9,002 CTS Corp                                                      54,012
      4,350 CUNO Inc*                                                    135,198
     11,880 Cognex Corp*                                                 225,245
      5,570 Dionex Corp*                                                 171,612
      5,600 Esterline Technologies Corp*                                 101,640
      4,190 Flow International Corp*                                      10,517
     11,610 GenCorp Inc                                                   94,970
     12,745 Graco Inc                                                    348,576
      8,877 Griffon Corp*                                                102,529
      8,650 IDEX Corp                                                    259,846
      7,170 Insituform Technologies Inc Class A*                         114,075
      4,559 Intermagnetics General Corp*                                  86,986
      4,730 Ionics Inc*                                                  107,513
     11,470 JLG Industries Inc                                            91,187
      6,100 Kaman Corp Class A                                            68,198
      2,650 Lawson Products Inc                                           76,052
      3,215 Lindsay Manufacturing Co                                      77,385

      4,200 Lydall Inc*                                                   47,880
      9,150 Mueller Industries Inc*                                      244,763
      8,013 Myers Industries Inc                                          98,560
     10,630 Paxar Corp*                                                  153,285
      5,630 RTI International Metals Inc*                                 58,271
      6,771 Regal-Beloit Corp                                            119,034
      8,430 Reliance Steel & Aluminum Co                                 176,609
      3,808 Robbins & Myers Inc                                           58,415
      8,470 Roper Industries Inc                                         326,942
      6,600 Ryerson Tull Inc                                              46,200
      3,605 SPS Technologies Inc*                                         87,602
     11,220 Shaw Group Inc (1)*                                          167,851
      3,260 Standex International Corp                                    68,949
      7,600 Stewart & Stevenson Services Inc*                             83,220
      4,669 Thomas Industries Inc                                        134,421
     10,215 Tredegar Corp                                                131,774
      6,450 Valmont Industries Inc                                       162,540
      7,075 Watts Industries Inc Class A                                 116,525
      3,340 Wolverine Tube Inc*                                           17,101
      3,050 Woodward Governor Co                                         115,992
                                                                      $5,537,394

MEDICAL PRODUCTS --- 3.8%
      5,800 ArthroCare Corp*                                              63,162
      7,640 CONMED Corp*                                                 149,591
      4,160 Cooper Cos Inc                                               220,480
      3,995 Datascope Corp                                                99,160
      7,720 Diagnostic Products Corp                                     318,450
      6,601 Haemonetics Corp*                                            140,007
      5,134 Hologic Inc*                                                  63,502
      5,520 Inamed Corp*                                                 147,163
      8,230 Invacare Corp                                                260,068
      6,325 Mentor Corp                                                  239,718
      4,640 Osteotech Inc*                                                25,752
      3,280 PolyMedica Corp*                                              92,201
      8,755 ResMed Inc (1)*                                              295,656
      8,827 Respironics Inc*                                             281,934
      6,650 Sola International Inc*                                       83,059
      4,700 SurModics Inc*                                               160,834
     10,160 Sybron Dental Specialties Inc*                               146,812
      6,760 Syncor International Corp*                                   242,211
      7,920 Theragenics Corp*                                             34,214
      6,927 Viasys Healthcare Inc*                                       111,386
      3,530 Vital Signs Inc                                              110,313
                                                                      $3,285,673

OFFICE EQUIPMENT & SUPPLIES --- 0.7%
      4,933 Imagistics International Inc*                                 91,803
      3,390 New England Business Service Inc                              76,343
      7,450 Standard Register Co                                         172,766
      8,935 United Stationers Inc*                                       265,638
                                                                        $606,550

OIL & GAS --- 6.0%
      3,730 Atwood Oceanics Inc*                                         111,154
      8,615 Cabot Oil & Gas Corp Class A                                 188,324
      9,961 Cal Dive International Inc*                                  218,843

      4,123 Carbo Ceramics Inc                                           131,524
     10,900 Cimarex Energy Co*                                           173,310
      4,550 Dril-Quip Inc*                                                92,138
      5,140 Evergreen Resources Inc*                                     211,408
      7,081 Frontier Oil Corp                                            106,286
      6,099 Hydril Co*                                                   164,978
     13,780 Input/Output Inc*                                             59,943
      7,729 Lone Star Technologies Inc*                                  100,863
     10,913 Maverick Tube Corp*                                          139,141
     11,880 Newfield Exploration Co*                                     415,681
      4,670 Nuevo Energy Co*                                              63,512
      6,700 Oceaneering International Inc*                               185,590
      6,075 Offshore Logistics Inc*                                      130,430
      7,456 Patina Oil & Gas Corp                                        217,342
      6,330 Plains Resources Inc*                                        141,286
     16,350 Pogo Producing Co                                            589,418
      3,450 Prima Energy Corp*                                            80,247
      6,914 Remington Oil & Gas Corp*                                    106,476
      5,475 SEACOR SMIT Inc*                                             225,023
      7,380 St Mary Land & Exploration Co                                187,009
      6,975 Stone Energy Corp*                                           224,316
      7,313 Swift Energy Co*                                              52,654
      3,870 TETRA Technologies Inc*                                       80,690
     10,520 Tom Brown Inc*                                               251,428
     11,554 Unit Corp*                                                   222,992
      8,265 Veritas DGC Inc*                                              72,732
     17,085 Vintage Petroleum Inc                                        164,016
      7,100 W-H Energy Services Inc*                                     118,002
                                                                      $5,226,756

PAPER & FOREST PRODUCTS --- 0.5%
      9,795 Buckeye Technologies Inc*                                     61,121
      7,430 Caraustar Industries Inc                                      67,167
      4,150 Chesapeake Corp                                               63,495
      3,275 Deltic Timber Corp                                            86,395
      4,219 Pope & Talbot Inc                                             49,700
      9,106 Rock-Tenn Co Class A*                                        128,850
                                                                        $456,728

PERSONAL LOANS --- 0.4%
      6,640 Cash America International Inc                                59,428
      4,871 Financial Federal Corp*                                      136,485
      6,763 New Century Financial Corp*                                  142,699
                                                                        $338,612

PHARMACEUTICALS --- 0.7%

     13,755 Alpharma Inc Class A                                         130,397
      6,695 MGI Pharma Inc*                                               50,279
      7,282 Medicis Pharmaceutical Corp Class A*                         334,244
      5,950 Noven Pharmaceuticals Inc*                                    76,220
                                                                        $591,140

PHOTOGRAPHY/IMAGING --- 0.3%

      7,340 Concord Camera Corp*                                          40,150
     15,800 Pinnacle Systems Inc*                                        187,862
                                                                        $228,012

POLLUTION CONTROL --- 0.3%
      7,366 Waste Connections Inc*                                       269,448
                                                                        $269,448

PRINTING & PUBLISHING --- 0.5%
      8,900 Bowne & Co Inc                                                89,000
      3,560 Consolidated Graphics Inc*                                    60,342
      5,920 Information Holdings Inc*                                     89,392
      7,850 John H Harland Co                                            150,328
      3,940 Thomas Nelson Inc*                                            31,520
                                                                        $420,582

RAILROADS --- 0.3%

     16,235 Kansas City Southern Industries Inc*                         227,290
                                                                        $227,290

REAL ESTATE --- 1.4%
      7,573 Capital Automotive REIT                                      185,539
      5,936 Colonial Properties Trust                                    196,244
      4,800 Essex Property Trust Inc                                     227,808
      7,354 Glenborough Realty Trust Inc                                 134,211
      7,448 Kilroy Realty Corp                                           160,281
      9,576 Shurgard Storage Centers Inc                                 289,195
                                                                      $1,193,278

RESTAURANTS --- 3.3%

     15,092 Applebee's International Inc                                 359,039
      7,370 CEC Entertainment Inc*                                       204,886
      5,680 IHOP Corp*                                                   130,015
     10,480 Jack In The Box Inc*                                         227,311
      7,541 Landry's Seafood Restaurants Inc                             171,633
      5,940 Lone Star Steakhouse & Saloon Inc                            123,790
      5,940 Luby's Inc*                                                   30,888
      4,950 O'Charley's Inc*                                              97,515
      6,760 PF Changs China Bistro Inc*                                  233,220
      7,750 Panera Bread Co Class A*                                     251,875
      5,795 Rare Hospitality International Inc*                          154,611
     17,170 Ruby Tuesday Inc                                             299,617
     11,700 Ryan's Family Steak Houses Inc*                              120,042
     10,800 Sonic Corp*                                                  251,316
      7,307 Steak N Shake Co*                                             80,304
      5,410 Triarc Cos Inc*                                              129,840
                                                                      $2,865,902

RETAIL --- 6.2%

      5,239 Advanced Marketing Services Inc                               91,421
     11,900 AnnTaylor Stores Corp*                                       278,817
      3,590 Building Materials Holding Corp*                              44,193
     11,890 Burlington Coat Factory Warehouse Corp*                      232,806
     13,275 Casey's General Stores Inc                                   155,450
      6,775 Cato Corp Class A                                            124,321
     22,514 Chicos FAS Inc*                                              434,520
      7,200 Children's Place Retail Stores Inc*                           63,360
      6,937 Christopher & Banks Corp*                                    185,218
      5,910 Cost Plus Inc*                                               170,805
      7,653 Dress Barn Inc*                                              120,152
      5,470 Footstar Inc*                                                 39,712

      6,925 Freds Inc                                                    188,990
      5,950 Genesco Inc*                                                  94,962
      8,670 Goody's Family Clothing Inc*                                  38,495
     10,320 Great Atlantic & Pacific Tea Co Inc*                          58,721
      6,286 Group 1 Automotive Inc*                                      132,886
      7,850 Gymboree Corp*                                               144,126
      5,120 Hancock Fabrics Inc                                           81,408
      5,875 Haverty Furniture Inc                                         75,435
      8,325 Hot Topic Inc*                                               162,338
      6,505 Hughes Supply Inc                                            222,146
     12,360 Insight Enterprises Inc*                                      94,430
      5,218 J. Jill Group Inc*                                           112,500
      5,150 Jo-Ann Stores Inc Class A*                                   125,403
     11,831 Linens 'n Things Inc*                                        278,147
     11,340 Men's Wearhouse Inc*                                         155,585
     14,250 O'Reilly Automotive Inc*                                     388,598
      8,740 Pacific Sunwear of California Inc*                           204,254
     13,850 Pep Boys - Manny Moe & Jack                                  160,660
      4,910 School Specialty Inc*                                        118,724
      7,690 ShopKo Stores Inc*                                            97,432
     11,200 Stein Mart Inc*                                               65,408
      3,988 Ultimate Electronics Inc*                                     51,964
      8,133 Wet Seal Inc Class A*                                         94,668
      9,080 Zale Corp*                                                   265,136
                                                                      $5,353,191

SHOES --- 0.6%

      4,805 Brown Shoe Co Inc                                             92,977
      5,040 K-Swiss Inc                                                  129,175
     11,200 Stride Rite Corp                                              95,760
     10,870 Wolverine World Wide Inc                                     175,116
                                                                        $493,028

SPECIALIZED SERVICES --- 7.0%
      3,410 4Kids Entertainment Inc*                                      92,241
     13,110 ABM Industries Inc                                           192,586
      5,270 ADVO Inc*                                                    159,892
      4,390 AT Cross Co Class A*                                          26,867
      5,730 Aaron Rents Inc                                              123,482
      4,685 Action Performance Cos Inc                                    96,698
      7,425 Administaff Inc*                                              45,144
      2,300 Angelica Corp                                                 53,705
      7,815 Arbitron Inc*                                                266,882
      5,240 CDI Corp*                                                    139,332
      2,150 CPI Corp                                                      29,563
      9,745 Central Parking Corp                                         226,376
      9,485 Cerner Corp*                                                 337,761
      2,675 Chemed Corp                                                   94,294
     11,490 Corinthian Colleges Inc*                                     435,471
      3,490 Department 56 Inc*                                            43,974
      6,499 Duane Reade Inc*                                             125,041
      3,760 Enesco Group Inc*                                             26,320
      9,005 FactSet Research Systems Inc                                 246,287
     12,355 Fossil Inc*                                                  242,282
      5,600 G&K Services Inc Class A                                     179,878
      9,785 Global Payments Inc                                          276,426
      3,320 Hall Kinion & Associates Inc*                                 19,854

      4,785 Heidrick & Struggles International Inc*                       59,525
     12,370 ITT Educational Services Inc*                                270,285
      7,920 Information Resources Inc*                                    23,760
      3,300 Insurance Auto Auctions Inc*                                  52,800
     10,476 Kroll Inc*                                                   204,072
     11,025 Labor Ready Inc*                                              75,852
      3,600 MemberWorks Inc*                                              62,424
      3,853 Mobile Mini Inc*                                              55,869
      6,900 NCO Group Inc*                                                94,737
      9,220 NDCHealth Corp                                               162,733
      7,169 On Assignment Inc*                                            60,944
     17,343 PRG-Schultz International Inc*                               161,845
      6,615 Pegasus Solutions Inc*                                        72,104
      5,295 Pre-Paid Legal Services Inc*                                 114,160
     11,550 Regis Corp                                                   337,491
      5,550 Russ Berrie & Co Inc                                         179,987
      4,700 SOURCECORP Inc*                                              107,771
     15,840 Spherion Corp*                                                96,466
      3,810 StarTek Inc*                                                  91,935
     14,287 Tetra Tech Inc*                                              126,869
      4,120 Volt Information Sciences Inc*                                55,002
      8,774 Watson Wyatt & Co Holdings*                                  173,287
                                                                      $6,120,274

TELEPHONE & TELECOMMUNICATIONS --- 0.3%
      4,560 Boston Communications Group Inc*                              58,915
      3,260 Concerto Software Inc*                                        20,897
     14,940 General Communication Inc Class A*                            69,322
      6,662 Metro One Telecommunications*                                 29,906
      3,650 Tollgrade Communications Inc*                                 38,581
                                                                        $217,621

TEXTILES --- 1.3%

      3,600 Ashworth Inc*                                                 19,080
      1,700 Haggar Corp                                                   18,391
      6,882 Kellwood Co                                                  160,695
      9,005 Nautica Enterprises Inc*                                     100,856
      3,440 OshKosh B'Gosh Inc Class A                                   102,512
      2,000 Oxford Industries Inc                                         47,400
      7,400 Phillips-Van Heusen Corp                                     100,048
      6,390 Quiksilver Inc*                                              153,424
      8,725 Russell Corp                                                 135,587
      9,069 Too Inc*                                                     229,446
      8,450 Wellman Inc                                                   85,345
                                                                      $1,152,784

TOBACCO --- 0.2%

     11,930 DIMON Inc                                                     73,250
      4,050 Schweitzer-Mauduit International Inc                         100,400
                                                                        $173,650

TRANSPORTATION --- 2.4%

      6,590 Arkansas Best Corp*                                          197,371
      5,890 Forward Air Corp*                                            102,074
     13,384 Heartland Express Inc*                                       262,728
      6,525 Kirby Corp*                                                  154,055
      9,883 Knight Transportation Inc*                                   195,090

      4,416 Landstar System Inc*                                         215,236
      5,240 Roadway Express Inc                                          209,967
      7,150 USFreightways Corp                                           200,915
     17,185 Werner Enterprises Inc                                       351,433
      7,771 Yellow Corp*                                                 215,179
                                                                      $2,104,048

UTILITIES --- 2.6%

     11,145 Atmos Energy Corp                                            245,190
      3,010 Cascade Natural Gas Corp                                      58,063
      9,190 Energen Corp                                                 256,401
      5,140 Laclede Group Inc                                            121,304
      4,241 NUI Corp                                                      52,758
      7,275 New Jersey Resources Corp                                    229,745
      6,925 Northwest Natural Gas Co                                     207,612
      8,900 Piedmont Natural Gas Co Inc                                  318,264
     14,761 Southern Union Co*                                           182,151
      8,820 Southwest Gas Corp                                           198,274
      7,000 Southwestern Energy Co*                                       78,680
      7,325 UGI Corp                                                     284,137
                                                                      $2,232,579

WATER --- 0.6%

      4,100 American States Water Co                                     109,880
     18,506 Philadelphia Suburban Corp                                   397,694
                                                                        $507,574

TOTAL COMMON STOCK --- 98.7%                                         $85,814,844
(Cost $98,272,715)

SHORT-TERM INVESTMENTS

AGENCY --- 1.2%

  1,052,000 Sallie Mae (1)                                             1,052,000
                                                                      $1,052,000

U.S. GOVERNMENTS --- 0.1%

    100,000 United States of America (1)                                  99,751
                                                                         $99,751

TOTAL SHORT-TERM INVESTMENTS --- 1.3%                                 $1,151,751
(Cost $1,151,751)

TOTAL ORCHARD INDEX 600 FUND --- 100.0%                              $86,966,595
(Cost $99,424,466)


The Orchard Series Fund

Orchard Money Market Fund

SHORT-TERM INVESTMENTS

AGENCY --- 100.0%

    102,000 Fannie Mae                                                   101,835
    300,000 Fannie Mae                                                   298,808
    300,000 Fannie Mae                                                   299,831

    300,000 Fannie Mae                                                   299,804
    304,000 Fannie Mae                                                   303,719
    600,000 Fannie Mae                                                   599,853
    313,000 Federal Farm Credit                                          312,956
    681,000 Federal Farm Credit                                          676,771
    300,000 Federal Farm Credit                                          299,289
    228,000 Federal Home Loan Bank                                       227,582
    100,000 Federal Home Loan Bank                                        99,901
    750,000 Federal Home Loan Bank                                       748,580
    500,000 Federal Home Loan Bank                                       500,000
    550,000 Federal Home Loan Bank                                       550,000
    300,000 Federal Home Loan Bank                                       299,904
    330,000 Freddie Mac                                                  329,045
    830,000 Freddie Mac                                                  829,846
    300,000 Freddie Mac                                                  299,347
    150,000 Freddie Mac                                                  149,902
    300,000 Freddie Mac                                                  299,844
    199,000 Sallie Mae                                                   199,000
                                                                      $7,725,817

TOTAL SHORT-TERM INVESTMENTS --- 100.0%                               $7,725,817
(Cost $7,725,817)

TOTAL ORCHARD MONEY MARKET FUND --- 100.0%                            $7,725,817
(Cost $7,725,817)


The Orchard Series Fund

Orchard Nasdaq - 100 Index (R) Fund

COMMON STOCK

BIOTECHNOLOGY --- 11.6%

     28,235 Amgen Inc (1)*                                             1,314,622
      8,626 Biogen Inc*                                                  316,488
      2,371 Cephalon Inc*                                                119,190
     12,505 Chiron Corp*                                                 493,948
     12,749 Genzyme Corp*                                                355,060
      9,136 Gilead Sciences Inc*                                         317,385
      6,067 Human Genome Sciences Inc*                                    59,275
      2,861 ICOS Corp*                                                    70,695
      7,878 IDEC Pharmaceuticals Corp*                                   362,546
      3,544 Imclone Systems Inc*                                          25,379
      2,353 Invitrogen Corp*                                              65,460
     12,739 MedImmune Inc*                                               325,481
     14,752 Millennium Pharmaceuticals Inc*                              109,755
      4,057 Protein Design Labs Inc*                                      33,673
      4,018 Sepracor Inc*                                                 34,957
                                                                      $4,003,914

BROADCAST/MEDIA --- 2.9%

     14,472 Charter Communications Inc Class A*                           16,339
     21,287 Comcast Corp Class A*                                        489,814
     11,869 EchoStar Communications Corp      Class A*                   242,009
     20,581 Gemstar-TV Guide International Inc*                           74,297
      9,553 PanAmStat Corp*                                              186,284

                                                                      $1,008,743

CHEMICALS --- 0.4%

      3,321 Sigma-Aldrich Corp                                           151,936
                                                                        $151,936

COMMUNICATIONS - EQUIPMENT --- 4.4%
    123,795 Cisco Systems Inc (1)*                                     1,384,028
     16,645 Network Appliance Inc*                                       149,322
                                                                      $1,533,350

COMPUTER HARDWARE & SYSTEMS --- 5.6%
     23,698 Apple Computer Inc*                                          380,827
     11,280 Brocade Communications Systems Inc*                           77,494
     45,198 Dell Computer Corp (1)*                                    1,293,115
     66,910 Sun Microsystems Inc*                                        198,121
                                                                      $1,949,557

COMPUTER SOFTWARE & SERVICES --- 32.7%
     11,141 Adobe Systems Inc                                            263,373
     17,798 BEA Systems Inc*                                             143,968
     11,352 Check Point Software Technologies Ltd*                       156,544
      9,864 Citrix Systems Inc*                                           74,473
     10,989 Compuware Corp*                                               53,308
     27,422 Concord EFS Inc*                                             391,586
      6,668 Electronic Arts Inc*                                         434,220
     11,380 Fiserv Inc*                                                  355,511
     12,604 Intuit Inc*                                                  654,400
     11,508 Juniper Networks Inc*                                         67,034
      4,226 Mercury Interactive Corp*                                    111,440
     87,689 Microsoft Corp (1)*                                        4,688,731
    106,304 Oracle Corp (1)*                                           1,083,238
     16,873 Paychex Inc                                                  486,280
     20,916 PeopleSoft Inc*                                              378,580
      9,538 Rational Software Corp*                                       63,142
     26,518 Siebel Systems Inc*                                          199,415
      7,074 Symantec Corp*                                               282,960
      3,322 Synopsys Inc*                                                125,738
     19,853 VERITAS Software Corp (1)*                                   302,758
     10,550 VeriSign Inc*                                                 84,928
     13,659 Yahoo! Inc*                                                  203,792
     10,811 eBay Inc*                                                    683,904
     21,940 i2 Technologies Inc*                                          17,113
                                                                     $11,306,436

CONTAINERS --- 0.4%

     11,352 Smurfit - Stone Container Corp                               147,690
                                                                        $147,690

ELECTRONIC INSTRUMENT & EQUIP --- 2.2%
     16,573 Atmel Corp*                                                   27,677
     26,555 Flextronics International Ltd*                               222,000
      4,669 Integrated Device Technology Inc*                             46,116
      7,962 Microchip Technology Inc*                                    194,273
      4,604 Molex Inc                                                    121,592
      9,087 RF Micro Devices Inc*                                         77,140
     26,525 Sanmina Corp*                                                 81,697

                                                                        $770,495

ELECTRONICS - SEMICONDUCTOR --- 16.1%
     25,451 Altera Corp*                                                 298,286
     40,388 Applied Materials Inc*                                       607,032
     16,533 Applied Micro Circuits Corp*                                  64,479
      8,670 Broadcom Corp Class A*                                       103,867
     13,835 Conexant Systems Inc*                                         17,017
    110,526 Intel Corp (1)                                             1,912,090
     10,878 KLA-Tencor Corp*                                             387,366
     20,105 Linear Technology Corp                                       555,702
     21,431 Maxim Integrated Products Inc (1)*                           682,363
      7,814 NVIDIA Corp*                                                  92,987
      6,942 Novellus Systems Inc*                                        219,367
      8,762 PMC-Sierra Inc*                                               42,671
      4,493 QLogic Corp*                                                 156,401
     10,311 Vitesse Semiconductor Corp*                                   18,147
     21,218 Xilinx Inc*                                                  402,930
                                                                      $5,560,705

HEALTH CARE RELATED --- 1.0%
      3,317 Express Scripts Inc Class A*                                 180,279
      4,866 Lincare Holdings Inc*                                        165,785
                                                                        $346,064

HEAVY TRUCKS & PARTS --- 0.8%
      6,149 PACCAR Inc                                                   271,294
                                                                        $271,294

MEDICAL PRODUCTS --- 1.6%
     16,772 Biomet Inc                                                   494,103
      6,139 Cytyc Corp*                                                   64,214
                                                                        $558,317

MISCELLANEOUS --- 3.2%

      9,690 Cintas Corp                                                  458,046
     56,112 Nextel Communications Inc Class A*                           632,943
                                                                      $1,090,989

PHARMACEUTICALS --- 0.2%

      3,935 Abgenix Inc*                                                  26,758
      3,290 Andrx Group*                                                  50,831
                                                                         $77,589

RESTAURANTS --- 1.8%

     25,577 Starbucks Corp*                                              607,454
                                                                        $607,454

RETAIL --- 5.4%

     11,980 Amazon.com Inc*                                              231,933
     18,595 Bed Bath & Beyond Inc*                                       659,379
      4,148 CDW Computer Centers Inc*                                    219,927
     11,339 Costco Wholesale Corp*                                       384,732
      5,195 Dollar Tree Stores Inc*                                      136,577
     14,955 Staples Inc*                                                 231,803
                                                                      $1,864,351

SPECIALIZED SERVICES --- 2.8%
      8,300 Apollo Group Inc Class A*                                    344,450
      5,700 TMP Worldwide Inc*                                            88,236
     20,726 USA Interactive*                                             524,161
                                                                        $956,847

TELEPHONE & TELECOMMUNICATIONS --- 5.9%
     47,091 ADC Telecommunications Inc*                                   74,404
     24,283 CIENA Corp*                                                   89,361
      9,196 Comverse Technology Inc*                                      66,211
     67,921 JDS Uniphase Corp*                                           152,211
      6,555 LM Ericsson sponsored ADR*                                    51,719
     44,421 QUALCOMM Inc (1)*                                          1,533,413
     11,111 Tellabs Inc*                                                  85,332
                                                                      $2,052,651

TOTAL COMMON STOCK --- 99.1%                                         $34,258,382
(Cost $34,208,327)

SHORT-TERM INVESTMENTS

U.S. GOVERNMENTS --- 0.9%

    300,000 United States of America (1)                                 299,253
                                                                        $299,253

TOTAL SHORT-TERM INVESTMENTS --- 0.9%                                   $299,253
(Cost $299,253)

TOTAL ORCHARD NASDAQ - 100 INDEX (R) FUND --- 100.0%                 $34,557,635
(Cost $34,507,580)


The Orchard Series Fund

Orchard S&P 500 Index (R) Fund

COMMON STOCK

AEROSPACE & DEFENSE --- 1.6%
     43,648 Boeing Co                                                  1,298,528
     10,540 General Dynamics Corp                                        834,030
      5,250 Goodrich Corp                                                 79,275
     23,620 Lockheed Martin Corp                                       1,367,598
      5,848 Northrop Grumman Corp                                        603,104
     20,970 Raytheon Co Class B                                          618,615
      9,490 Rockwell Collins                                             213,810
      9,590 Rockwell International Corp                                  158,715
     24,560 United Technologies Corp                                   1,514,615
                                                                      $6,688,290

AGRICULTURE --- 0.1%

     13,587 Monsanto Co                                                  224,593
                                                                        $224,593

AIRLINES --- 0.2%

      7,920 AMR Corp*                                                     37,382
      6,330 Delta Air Lines Inc                                           63,806

     40,142 Southwest Airlines Co                                        586,073
                                                                        $687,261

AUTO PARTS & EQUIPMENT --- 0.2%
      3,780 Cooper Tire & Rubber Co                                       49,178
      7,683 Dana Corp                                                     76,830
     29,042 Delphi Automotive Systems Corp                               202,132
      9,045 Genuine Parts Co                                             267,189
      8,450 Goodyear Tire & Rubber Co                                     59,995
      6,710 TRW Inc                                                      357,643
      6,706 Visteon Corp                                                  44,193
                                                                      $1,057,160

AUTOMOBILES --- 0.4%

     94,780 Ford Motor Co                                                801,839
     29,140 General Motors Corp                                          968,905
                                                                      $1,770,744

BANKS --- 7.5%

     18,630 AmSouth Bancorp                                              365,148
     25,132 BB&T Corp                                                    911,035
     61,098 Bank One Corp                                              2,356,550
     78,781 Bank of America Corp                                       5,498,914
     37,790 Bank of New York Co Inc                                      982,540
      9,050 Comerica Inc                                                 395,123
     30,393 Fifth Third Bancorp                                        1,929,956
      6,581 First Tennessee National Corp                                244,023
     54,540 FleetBoston Financial Corp                                 1,275,691
     12,760 Huntington Bancshares Inc                                    241,292
    103,692 JP Morgan Chase & Co                                       2,151,609
     22,130 KeyCorp                                                      540,636
     11,026 Marshall & Ilsley Corp                                       310,492
     22,590 Mellon Financial Corp                                        639,071
     31,820 National City Corp                                           863,277
      8,476 North Fork Bancorp Inc                                       325,987
     11,550 Northern Trust Corp                                          402,171
     14,760 PNC Financial Services Group                                 600,142
     11,830 Regions Financial Corp                                       400,682
     17,980 SouthTrust Corp                                              460,648
     16,840 State Street Corp                                            696,671
     14,830 SunTrust Banks Inc                                           902,257
     15,410 Synovus Financial Corp                                       315,751
     99,619 US Bancorp                                                 2,100,965
     10,530 Union Planters Corp                                          297,578
     71,377 Wachovia Corp                                              2,483,206
     88,380 Wells Fargo & Co                                           4,460,539
      4,777 Zions Bancorp                                                192,083
                                                                     $32,344,037

BIOTECHNOLOGY --- 1.0%

     66,550 Amgen Inc*                                                 3,098,568
      7,680 Biogen Inc*                                                  281,779
      9,920 Chiron Corp*                                                 391,840
     11,131 Genzyme Corp*                                                309,998
     12,987 MedImmune Inc*                                               331,818
                                                                      $4,414,003

BROADCAST/MEDIA --- 0.6%

     31,900 Clear Channel Communications Inc*                          1,181,895
     49,210 Comcast Corp Class A*                                      1,132,322
     11,937 Univision Communications Inc Class A*                        309,288
                                                                      $2,623,505

BUILDING MATERIALS --- 0.3%
      3,817 American Standard Cos Inc*                                   254,594
     25,750 Masco Corp                                                   529,420
      7,820 Sherwin-Williams Co                                          213,877
      5,240 Vulcan Materials Co                                          175,854
                                                                      $1,173,745

CHEMICALS --- 1.4%

     11,850 Air Products & Chemicals Inc                                 523,770
     47,384 Dow Chemical Co                                            1,231,510
     51,689 EI du Pont de Nemours & Co                                 2,132,171
      4,030 Eastman Chemical Co                                          146,450
      6,690 Engelhard Corp                                               148,184
      2,710 Great Lakes Chemical Corp                                     65,907
      5,610 Hercules Inc*                                                 53,856
     10,200 Jabil Circuit Inc*                                           157,386
      8,770 PPG Industries Inc                                           412,453
      8,350 Praxair Inc                                                  455,075
     11,447 Rohm & Haas Co                                               380,842
      3,900 Sigma-Aldrich Corp                                           178,425
                                                                      $5,886,029

COMMUNICATIONS - EQUIPMENT --- 1.0%
     18,452 Avaya Inc*                                                    36,904
    380,788 Cisco Systems Inc*                                         4,257,210
     17,440 Network Appliance Inc*                                       156,454
                                                                      $4,450,568

COMPUTER HARDWARE & SYSTEMS --- 3.5%
     18,640 Apple Computer Inc*                                          299,545
    134,960 Dell Computer Corp*                                        3,861,206
     16,610 Gateway Inc*                                                  49,830
    158,803 Hewlett-Packard Co                                         2,509,087
     88,210 International Business Machines Corp                       6,963,297
      6,720 Lexmark International Group Inc Class A*                399,302
      5,070 NCR Corp*                                                    112,757
    168,720 Sun Microsystems Inc*                                        499,580
     16,710 Unisys Corp*                                                 145,878
                                                                     $14,840,482

COMPUTER SOFTWARE & SERVICES --- 6.5%
     12,420 Adobe Systems Inc                                            293,609
      5,980 Autodesk Inc                                                  69,966
     32,230 Automatic Data Processing Inc                              1,370,742
     12,530 BMC Software Inc*                                            199,728
      9,290 Citrix Systems Inc*                                           70,140
     29,975 Computer Associates International Inc                        445,429
      8,860 Computer Sciences Corp*                                      286,089
     19,350 Compuware Corp*                                               93,867
     26,600 Concord EFS Inc*                                             379,848
      7,202 Electronic Arts Inc*                                         468,994

     25,000 Electronic Data Systems Corp                                 376,500
     39,360 First Data Corp                                            1,375,238
     10,000 Fiserv Inc*                                                  312,400
     10,960 Intuit Inc*                                                  569,043
      4,400 Mercury Interactive Corp*                                    116,028
    281,860 Microsoft Corp (1)*                                       15,071,037
     18,620 Novell Inc*                                                   45,247
    282,728 Oracle Corp*                                               2,880,998
     13,250 Parametric Technology Corp*                                   30,608
     19,500 Paychex Inc                                                  561,990
     16,180 PeopleSoft Inc*                                              292,858
      9,949 Rational Software Corp*                                       65,862
      7,503 Sabre Holdings Corp*                                         143,908
     24,750 Siebel Systems Inc*                                          186,120
     14,709 SunGard Data Systems Inc*                                    326,099
     21,300 VERITAS Software Corp*                                       324,825
     31,220 Yahoo! Inc*                                                  465,802
     15,902 eBay Inc*                                                  1,005,961
                                                                     $27,828,936

CONGLOMERATES --- 4.1%

     20,340 3M Co                                                      2,581,960
    517,830 General Electric Co (1)                                   13,075,208
      7,170 Textron Inc                                                  293,970
    103,783 Tyco International Ltd                                     1,500,702
                                                                     $17,451,840

CONTAINERS --- 0.1%

      3,060 Ball Corp                                                    148,196
      2,860 Bemis Co Inc                                                 148,977
      8,240 Pactiv Corp*                                                 163,482
      2,870 Temple-Inland Inc                                            117,727
                                                                        $578,382

COSMETICS & PERSONAL CARE --- 0.6%
      3,070 Alberto-Culver Co Class B                                    158,473
     12,240 Avon Products Inc                                            593,518
     55,050 Gillette Co                                                1,644,894
      4,880 International Flavors & Fragrances Inc                       163,724
                                                                      $2,560,609

DISTRIBUTORS --- 0.3%

      6,950 SUPERVALU Inc                                                116,760
     34,520 SYSCO Corp                                                 1,093,594
      4,870 WW Grainger Inc                                              236,000
                                                                      $1,446,354

ELECTRIC COMPANIES --- 2.2%
      6,520 Allegheny Energy Inc                                          37,164
      7,490 Ameren Corp                                                  302,596
     17,638 American Electric Power Co Inc                               452,238
      7,400 CMS Energy Corp                                               57,942
     15,764 CenterPoint Energy Inc*                                      111,609
      8,670 Cinergy Corp                                                 269,724
     11,050 Consolidated Edison Inc                                      470,399
      8,560 Constellation Energy Group                                   218,965
      8,690 DTE Energy Co                                                391,832

     15,854 Dominion Resources Inc                                       760,992
     45,149 Duke Energy Corp                                             925,103
     16,880 Edison International*                                        169,644
     11,610 Entergy Corp                                                 511,885
     16,752 Exelon Corp                                                  844,301
      9,430 FPL Group Inc                                                556,181
     15,498 FirstEnergy Corp                                             502,910
     20,390 PG&E Corp*                                                   221,232
      8,427 PPL Corp                                                     291,658
      4,470 Pinnacle West Capital Corp                                   127,395
      5,530 Progress Energy Inc                                               55
     11,452 Progress Energy Inc CVO                                      477,777
     10,760 Public Service Enterprise Group Inc                          308,274
     36,820 Southern Co                                                1,093,554
      8,113 TECO Energy Inc                                              120,072
     14,501 TXU Corp                                                     208,089
     20,680 Xcel Energy Inc                                              215,072
                                                                      $9,646,663

ELECTRONIC INSTRUMENT & EQUIP --- 0.6%
     24,093 Agilent Technologies Inc*                                    331,279
     10,110 American Power Conversion Corp*                              130,621
      4,840 Cooper Industries Inc                                        152,412
     21,870 Emerson Electric Co                                        1,053,697
     10,027 Molex Inc                                                    264,813
      6,500 PerkinElmer Inc                                               45,240
      4,200 Power-One Inc*                                                22,600
     27,009 Sanmina Corp*                                                 83,188
     42,495 Solectron Corp*                                               95,614
     11,850 Symbol Technologies Inc                                      102,503
      4,710 Tektronix Inc*                                                83,226
      3,090 Thomas & Betts Corp*                                          51,170
      6,771 Waters Corp*                                                 170,494
                                                                      $2,586,857

ELECTRONICS - SEMICONDUCTOR --- 3.0%
     17,680 Advanced Micro Devices Inc*                                  108,555
     19,760 Altera Corp*                                                 231,587
     18,980 Analog Devices Inc*                                          508,664
     85,600 Applied Materials Inc*                                     1,286,568
     15,400 Applied Micro Circuits Corp*                                  60,060
     14,170 Broadcom Corp Class A*                                       169,757
    346,850 Intel Corp                                                 6,000,505
      9,840 KLA-Tencor Corp*                                             350,402
     19,270 LSI Logic Corp                                               113,693
     16,470 Linear Technology Corp                                       455,231
     16,810 Maxim Integrated Products Inc*                               535,230
     31,370 Micron Technology Inc*                                       501,920
      7,846 NVIDIA Corp*                                                  93,367
      9,300 National Semiconductor Corp*                                 123,504
      7,500 Novellus Systems Inc*                                        237,000
      8,557 PMC-Sierra Inc*                                               41,673
      4,870 QLogic Corp*                                                 169,525
      9,530 Teradyne Inc*                                                115,408
     90,230 Texas Instruments Inc                                      1,431,048
     17,470 Xilinx Inc*                                                  331,755
                                                                     $12,865,452

ENGINEERING & CONSTRUCTION --- 0.0%
      4,260 Fluor Corp                                                   100,749
                                                                        $100,749

FINANCIAL SERVICES --- 5.8%
      5,480 Ambac Financial Group Inc                                    338,664
     69,150 American Express Co                                        2,514,986
    264,740 Citigroup Inc                                              9,782,143
     51,770 Fannie Mae (nonvtg)                                        3,461,342
     13,540 Franklin Resources Inc                                       446,685
     36,150 Freddie Mac                                                2,226,117
     25,049 Goldman Sachs Group Inc                                    1,793,508
      8,120 Moody's Corp                                                 382,452
     56,972 Morgan Stanley Dean Witter & Co                            2,217,350
     18,484 Principal Financial Group*                                   518,476
      8,010 SLM Corp                                                     822,947
     11,560 Stilwell Financial Inc                                       135,368
      6,340 T Rowe Price Group Inc                                       178,978
                                                                     $24,819,016

FOOD & BEVERAGES --- 4.4%
      1,830 Adolph Coors Co Class B                                      125,318
     45,200 Anheuser-Busch Companies Inc                               2,384,752
      3,640 Brown-Forman Corp Class B                                    263,136
     21,350 Campbell Soup Co                                             450,058
    129,180 Coca-Cola Co                                               6,004,286
     23,310 Coca-Cola Enterprises Inc                                    555,710
     27,940 ConAgra Foods Inc                                            677,545
     19,147 General Mills Inc                                            791,154
     18,250 HJ Heinz Co                                                  586,920
      7,140 Hershey Foods Corp                                           464,600
     21,360 Kellogg Co                                                   680,530
     14,800 Pepsi Bottling Group Inc                                     398,860
     92,254 PepsiCo Inc                                                4,068,401
     40,740 Sara Lee Corp                                                930,094
     11,680 Wm Wrigley Jr Co                                             616,354
                                                                     $18,997,718

GOLD, METALS & MINING --- 0.5%
     43,898 Alcoa Inc                                                    968,390
      4,155 Allegheny Technologies Inc                                    28,462
      7,520 Freeport-McMoRan Copper & Gold Inc Class B*                   91,744
     20,877 Newmont Mining Corp                                          516,079
      4,100 Nucor Corp                                                   172,774
      4,644 Phelps Dodge Corp*                                           144,057
      5,300 United States Steel Corp                                      68,105
      4,480 Worthington Industries Inc                                    84,403
                                                                      $2,074,014

HARDWARE & TOOLS --- 0.1%
      3,040 Snap-on Inc                                                   79,192
      4,440 Stanley Works                                                143,723
                                                                        $222,915

HEALTH CARE RELATED --- 1.9%
      7,840 Aetna Inc                                                    315,952

      5,471 AmericsourceBergen Corp                                      389,262
      7,332 Anthem Inc*                                                  461,916
     23,515 Cardinal Health Inc                                        1,627,473
     26,970 HCA Inc                                                    1,172,925
     12,441 Health Management Associates Inc Class A*                    237,872
     20,440 HealthSouth Corp*                                             88,914
      8,720 Humana Inc*                                                  106,210
     14,810 IMS Health Inc                                               222,742
      5,230 Manor Care Inc*                                              103,397
     15,051 McKesson HBOC Inc                                            448,670
      6,130 Quintiles Transnational Corp*                                 65,898
     25,465 Tenet Healthcare Corp*                                       732,119
     15,820 UnitedHealth Group Inc                                     1,438,829
      7,576 Wellpoint Health Networks Inc*                               569,791
                                                                      $7,981,970

HEAVY TRUCKS & PARTS --- 0.2%
      2,100 Cummins Engine Co Inc                                         50,316
      3,750 Eaton Corp                                                   256,463
      3,240 Navistar International Corp*                                  72,641
      6,045 PACCAR Inc                                                   266,705
                                                                        $646,125

HOMEBUILDING --- 0.1%

      3,280 Centex Corp                                                  149,174
      2,780 KB HOME                                                      131,216
      3,210 Pulte Corp                                                   147,403
                                                                        $427,793

HOTELS/MOTELS --- 0.4%

     30,510 Carnival Corp                                                796,921
     19,490 Hilton Hotels Corp                                           239,727
     12,530 Marriott International Inc Class A                           387,553
     10,300 Starwood Hotels & Resorts Worldwide Inc                      239,990
                                                                      $1,664,191

HOUSEHOLD GOODS --- 2.6%
      3,400 American Greetings Corp Class A                               51,136
      4,250 Black & Decker Corp                                          198,730
     11,980 Clorox Co                                                    538,261
     28,230 Colgate-Palmolive Co                                       1,552,085
      7,840 Fortune Brands Inc                                           392,470
     26,870 Kimberly-Clark Corp                                        1,383,805
     10,160 Leggett & Platt Inc                                          211,836
      4,050 Maytag Corp                                                  104,490
     13,839 Newell Rubbermaid Inc                                        448,660
     67,630 Procter & Gamble Co                                        5,981,874
      3,080 Tupperware Corp                                               49,711
      3,600 Whirlpool Corp                                               167,796
                                                                     $11,080,854

INSURANCE RELATED --- 4.9%
     13,630 ACE Ltd                                                      419,123
     26,890 AFLAC Inc                                                    818,532
     36,700 Allstate Corp                                              1,459,926
    135,889 American International Group Inc                           8,499,857
     14,200 Aon Corp                                                     260,286

      7,240 CIGNA Corp                                                   261,654
      8,930 Chubb Corp                                                   503,741
      8,420 Cincinnati Financial Corp                                    319,876
     12,890 Hartford Financial Services Group Inc                        509,155
      7,687 Jefferson-Pilot Corp                                         308,633
     15,100 John Hancock Financial Services Inc                          442,430
      9,530 Lincoln National Corp                                        290,760
      9,720 Loews Corp                                                   419,321
      7,650 MBIA Inc                                                     333,923
      5,460 MGIC Investment Corp                                         229,102
     28,140 Marsh & McLennan Cos Inc                                   1,314,419
     36,500 MetLife Inc                                                  871,620
     11,460 Progressive Corp                                             630,300
     30,122 Prudential Financial Inc*                                    879,562
      6,660 SAFECO Corp                                                  236,830
     11,775 St Paul Cos Inc                                              386,220
      6,310 Torchmark Corp                                               225,898
     51,945 Travelers Property Casualty Corp Class.B*                    702,296
     12,486 UnumProvident Corp                                           256,213
      7,014 XL Capital Ltd Class A                                       534,116
                                                                     $21,113,793

INVESTMENT BANK/BROKERAGE FIRM --- 0.8%
      5,212 Bear Stearns Cos Inc                                         318,193
     70,955 Charles Schwab Corp                                          651,367
     12,680 Lehman Brothers Holdings Inc                                 675,464
     45,030 Merrill Lynch & Co Inc                                     1,708,889
                                                                      $3,353,913

LEISURE & ENTERTAINMENT --- 2.5%
    232,210 AOL Time Warner Inc*                                       3,425,098
      4,650 Brunswick Corp                                                95,697
     15,730 Harley-Davidson Inc                                          822,679
      5,970 Harrah's Entertainment Inc*                                  250,740
      8,905 Hasbro Inc                                                    91,009
      4,709 International Game Technology*                               354,164
     91,776 Viacom Inc Class B*                                        4,094,127
    106,170 Walt Disney Co                                             1,773,039
                                                                     $10,906,553

MACHINERY --- 0.4%

     17,920 Caterpillar Inc                                              732,032
     12,350 Deere & Co                                                   572,917
      8,750 Ingersoll-Rand Co                                            341,250
      8,810 Thermo Electron Corp*                                        162,016
                                                                      $1,808,215

MANUFACTURING --- 0.9%

      3,185 Crane Co                                                      58,508
      7,850 Danaher Corp                                                 454,123
     10,550 Dover Corp                                                   264,594
     42,566 Honeywell International Inc                                1,019,030
      4,740 ITT Industries Inc                                           308,005
     15,960 Illinois Tool Works Inc                                      979,944
      4,650 Johnson Controls Inc                                         362,700
      2,530 Millipore Corp                                                86,045
      6,300 Pall Corp                                                    109,431

      6,165 Parker-Hannifin Corp                                         268,979
      4,312 Sealed Air Corp*                                              66,060
                                                                      $3,977,419

MEDICAL PRODUCTS --- 1.8%
     10,970 Applera Corp Applied Biosystems Group                        221,923
      2,890 Bausch & Lomb Inc                                             89,879
     31,400 Baxter International Inc                                     785,628
     13,320 Becton Dickinson & Co                                        393,073
     13,695 Biomet Inc                                                   403,455
     21,160 Boston Scientific Corp*                                      796,251
      2,790 CR Bard Inc                                                  156,045
     15,870 Guidant Corp*                                                469,276
     63,130 Medtronic Inc                                              2,828,224
      9,170 St Jude Medical Inc*                                         326,544
     10,300 Stryker Corp                                                 649,930
     10,154 Zimmer Holdings Inc*                                         418,548
                                                                      $7,538,776

MISCELLANEOUS --- 0.3%

     33,818 Archer-Daniels-Midland Co                                    460,601
      8,800 Cintas Corp                                                  415,976
     47,285 Nextel Communications Inc Class A*                           533,375
                                                                      $1,409,952

OFFICE EQUIPMENT & SUPPLIES --- 0.2%
      5,710 Avery Dennison Corp                                          355,390
     12,390 Pitney Bowes Inc                                             415,685
     37,910 Xerox Corp*                                                  251,722
                                                                      $1,022,797

OIL & GAS --- 5.7%
      4,680 Amerada Hess Corp                                            240,084
     12,911 Anadarko Petroleum Corp                                      575,056
      7,426 Apache Corp                                                  401,450
      3,660 Ashland Inc                                                   96,075
      8,086 BJ Services Co*                                              245,248
     17,488 Baker Hughes Inc                                             508,026
     10,440 Burlington Resources Inc                                     430,128
     55,571 ChevronTexaco Corp                                         3,758,267
     35,171 ConocoPhillips*                                            1,705,794
      8,138 Devon Energy Corp                                            410,969
      6,000 EOG Resources                                                222,180
    351,722 Exxon Mobil Corp (1)                                      11,838,963
     22,640 Halliburton Co                                               366,315
      5,182 Kerr-McGee Corp                                              225,417
     16,130 Marathon Oil Corp                                            337,117
      3,240 McDermott International Inc*                                  11,502
      7,500 Nabors Industries Ltd*                                       262,275
      6,940 Noble Corp*                                                  224,301
     19,610 Occidental Petroleum Corp                                    559,473
      4,890 Rowan Cos Inc                                                 99,707
     30,050 Schlumberger Ltd                                           1,205,306
      3,980 Sunoco Inc                                                   119,320
     16,576 Transocean Sedco Forex Inc                                   364,340
     12,750 Unocal Corp                                                  352,410
                                                                     $24,559,723

PAPER & FOREST PRODUCTS --- 0.4%
      2,950 Boise Cascade Corp                                            70,181
     11,962 Georgia-Pacific Group                                        145,936
     25,041 International Paper Co                                       874,682
      5,330 Louisiana-Pacific Corp*                                       35,924
     10,399 MeadWestvaco Corp                                            217,859
     11,390 Weyerhaeuser Co                                              515,967
                                                                      $1,860,549

PERSONAL LOANS --- 0.6%
     11,510 Capital One Financial Corp                                   350,710
      6,540 Countrywide Credit Industries Inc                            329,027
     23,669 Household International Inc                                  562,375
     66,438 MBNA Corp                                                  1,349,356
     14,910 Providian Financial Corp*                                     66,350
                                                                      $2,657,818

PHARMACEUTICALS --- 10.1%

     81,320 Abbott Laboratories                                        3,404,868
      6,740 Allergan Inc                                                 366,993
    100,740 Bristol-Myers Squibb Co                                    2,479,211
     58,430 Eli Lilly & Co                                             3,242,865
      9,300 Forest Laboratories Inc*                                     911,307
    154,966 Johnson & Johnson                                          9,104,253
     12,813 King Pharmaceuticals Inc*                                    196,680
    117,030 Merck & Co Inc                                             6,347,707
    322,165 Pfizer Inc (1)                                            10,235,182
     67,177 Pharmacia Corp                                             2,888,611
     76,270 Schering-Plough Corp                                       1,628,365
      5,500 Watson Pharmaceuticals Inc*                                  151,195
     68,900 Wyeth                                                      2,308,150
                                                                     $43,265,387

PHOTOGRAPHY/IMAGING --- 0.1%

     15,170 Eastman Kodak Co                                             499,852
                                                                        $499,852

POLLUTION CONTROL --- 0.2%
     10,120 Allied Waste Industries Inc*                                  82,478
     31,796 Waste Management Inc                                         731,944
                                                                        $814,422

PRINTING & PUBLISHING --- 0.9%
      3,330 Deluxe Corp                                                  153,913
      4,410 Dow Jones & Co Inc                                           154,879
     13,910 Gannett Co Inc                                             1,056,186
      4,370 Knight-Ridder Inc                                            262,987
     10,130 McGraw-Hill Cos Inc                                          653,385
      2,690 Meredith Corp                                                122,530
      7,850 New York Times Co Class A                                    380,019
      5,840 RR Donnelley & Sons Co                                       117,092
     15,660 Tribune Co                                                   752,463
                                                                      $3,653,454

RAILROADS --- 0.5%

     19,750 Burlington Northern Santa Fe Corp                            508,168

     11,090 CSX Corp                                                     306,084
     20,130 Norfolk Southern Corp                                        406,626
     13,170 Union Pacific Corp                                           777,689
                                                                      $1,998,567

REAL ESTATE --- 0.3%
     21,748 Equity Office Properties Trust                               523,692
     14,322 Equity Residential REIT                                      339,718
      9,554 Plum Creek Timber Co Inc REIT                                216,016
      9,585 Simon Property Group Inc                                     327,328
                                                                      $1,406,754

RESTAURANTS --- 0.6%

      8,860 Darden Restaurants Inc                                       168,163
     66,350 McDonald's Corp                                            1,201,599
     20,200 Starbucks Corp*                                              479,750
      6,040 Wendy's International Inc                                    191,347
     15,454 Yum! Brands Inc*                                             348,179
                                                                      $2,389,038

RETAIL --- 7.3%

     21,157 Albertson's Inc                                              472,013
      5,440 AutoZone Inc*                                                466,589
     15,200 Bed Bath & Beyond Inc*                                       538,992
     16,700 Best Buy Co Inc*                                             344,187
      6,050 Big Lots Inc*                                                100,430
     20,410 CVS Corp                                                     565,969
     10,910 Circuit City Stores Inc - CarMax Group                       108,118
     23,650 Costco Wholesale Corp*                                       802,445
      4,390 Dillard's Inc Class A                                         72,391
     17,327 Dollar General Corp                                          241,885
      9,041 Family Dollar Stores Inc                                     278,372
     10,510 Federated Department Stores Inc*                             322,657
     45,180 Gap Inc                                                      531,769
    122,560 Home Depot Inc                                             3,539,533
     13,820 JC Penney Co Inc                                             263,271
     17,470 Kohl's Corp*                                               1,021,122
     41,000 Kroger Co*                                                   608,440
     27,119 Limited Inc                                                  424,955
     40,460 Lowe's Cos Inc                                             1,688,396
     14,945 May Department Stores Co                                     348,966
      7,030 Nordstrom Inc                                                140,038
     15,990 Office Depot Inc*                                            230,096
      8,920 RadioShack Corp*                                             186,428
     25,000 Safeway Inc*                                                 577,500
     16,410 Sears Roebuck & Co                                           430,927
     24,320 Staples Inc*                                                 376,960
     28,080 TJX Cos Inc                                                  576,202
     47,160 Target Corp                                                1,420,459
      7,600 Tiffany & Co                                                 198,968
     10,940 Toys R Us Inc*                                               109,291
    231,520 Wal-Mart Stores Inc                                       12,397,896
     53,320 Walgreen Co                                                1,799,550
      7,280 Winn-Dixie Stores Inc                                        109,346
                                                                     $31,294,161

SAVINGS & LOANS --- 0.6%
     12,205 Charter One Financial Inc                                    369,567
      8,030 Golden West Financial Corp                                   554,552
     50,288 Washington Mutual Inc                                      1,798,299
                                                                      $2,722,418

SHOES --- 0.2%

     13,920 NIKE Inc Class B                                             656,885
      3,140 Reebok International Ltd*                                     88,705
                                                                        $745,590

SPECIALIZED SERVICES --- 0.7%
      9,003 Apollo Group Inc Class A*                                    373,625
     54,063 Cendant Corp*                                                621,725
      8,952 Convergys Corp*                                              133,206
      6,730 Ecolab Inc                                                   324,723
      7,450 Equifax Inc                                                  175,522
      9,420 H&R Block Inc                                                418,060
     19,960 Interpublic Group of Cos Inc                                 238,921
      9,770 Omnicom Group Inc                                            563,045
      9,100 Robert Half International Inc*                               151,970
      5,700 TMP Worldwide Inc*                                            88,236
                                                                      $3,089,033

TELEPHONE & TELECOMMUNICATIONS --- 5.0%
     40,820 ADC Telecommunications Inc*                                   64,496
     16,170 ALLTEL Corp                                                  803,811
    200,041 AT&T Corp                                                  2,608,535
    140,797 AT&T Wireless Services Inc*                                  967,275
      5,060 Andrew Corp*                                                  43,516
     97,370 BellSouth Corp                                             2,546,226
     22,200 CIENA Corp*                                                   81,696
      7,390 CenturyTel Inc                                               209,359
     14,610 Citizens Communications Co                                   121,555
      9,620 Comverse Technology Inc*                                      69,264
     49,050 Corning Inc*                                                  91,724
     70,470 JDS Uniphase Corp*                                           157,923
    177,795 Lucent Technologies Inc*                                     218,688
    119,590 Motorola Inc                                               1,096,640
     40,440 QUALCOMM Inc*                                              1,395,989
     87,019 Qwest Communications International Inc*                      294,994
    173,053 SBC Communications Inc                                     4,440,540
      8,100 Scientific-Atlanta Inc                                        98,901
     46,350 Sprint Corp                                                  575,667
     51,630 Sprint Corp - PCS*                                           179,672
     21,210 Tellabs Inc*                                                 162,893
    141,958 Verizon Communications                                     5,360,334
                                                                     $21,589,698

TEXTILES --- 0.1%

      6,724 Jones Apparel Group Inc*                                     232,919
      5,540 Liz Claiborne Inc                                            164,649
      5,740 VF Corp                                                      211,347
                                                                        $608,915

TOBACCO --- 1.1%

    109,980 Philip Morris Cos Inc                                      4,481,685
      4,609 RJ Reynolds Tobacco Holdings Inc                             186,895

      8,740 UST Inc                                                      267,357
                                                                      $4,935,937

TOYS --- 0.1%

     22,720 Mattel Inc                                                   417,139
                                                                        $417,139

TRANSPORTATION --- 1.0%

     15,438 FedEx Corp                                                   821,147
      3,280 Ryder System Inc                                              75,276
     58,134 United Parcel Service Inc Class B                          3,488,621
                                                                      $4,385,044

UTILITIES --- 0.5%

     27,920 AES Corp*                                                     49,418
     19,394 Calpine Corp*                                                 38,788
     18,700 Dynegy Inc Class A                                            12,716
    114,572 EMC Corp*                                                    585,463
     30,370 El Paso Corp                                                 235,368
      7,360 KeySpan Corp                                                 268,861
      6,370 Kinder Morgan Inc                                            233,206
     20,680 Mirant Corp*                                                  44,255
      2,240 NICOR Inc                                                     69,530
     10,808 NiSource Inc                                                 178,548
      1,840 Peoples Energy Corp                                           66,884
     10,635 Sempra Energy                                                235,459
     26,476 Williams Cos Inc                                              49,775
                                                                      $2,068,271

TOTAL COMMON STOCK --- 99.0%                                        $425,234,043
(Cost $497,488,753)

SHORT-TERM INVESTMENTS

AGENCY --- 0.9%

  3,789,000 Sallie Mae (1)                                             3,789,000
                                                                      $3,789,000

U.S. GOVERNMENTS --- 0.1%

    200,000 United States of America (1)                                 199,516
    400,000 United States of America (1)                                 399,009
                                                                        $598,525

TOTAL SHORT-TERM INVESTMENTS --- 1.0%                                 $4,387,525
(Cost $4,387,525)

TOTAL ORCHARD S&P 500 INDEX (R) FUND --- 100.0%                     $429,621,568
(Cost $501,876,278)


The Orchard Series Fund

Orchard Value Fund

COMMON STOCK

BANKS --- 16.2%

      1,040 BB&T Corp                                                     37,700
        660 Bank of America Corp                                          46,068
        980 Comerica Inc                                                  42,787
      1,295 JP Morgan Chase & Co                                          26,871
      1,700 US Bancorp                                                    35,853
      1,055 Wells Fargo & Co                                              53,243
                                                                        $242,522

BUILDING MATERIALS --- 2.7%
      1,935 Masco Corp                                                    39,784
                                                                         $39,784

COMPUTER HARDWARE & SYSTEMS --- 3.1%
      2,983 Hewlett-Packard Co                                            47,131
                                                                         $47,131

CONGLOMERATES --- 2.0%

      1,190 General Electric Co                                           30,048
                                                                         $30,048

ELECTRIC COMPANIES --- 6.0%
      1,020 Consolidated Edison Inc                                       43,421
      1,035 DTE Energy Co*                                                46,668
                                                                         $90,089

FINANCIAL SERVICES --- 5.8%
      1,290 Citigroup Inc                                                 47,666
        550 Goldman Sachs Group Inc                                       39,380
                                                                         $87,046

FOOD & BEVERAGES --- 3.1%
      1,175 Kraft Foods Inc                                               46,413
                                                                         $46,413

HEALTH CARE RELATED --- 2.9%
        570 Wellpoint Health Networks Inc*                                42,870
                                                                         $42,870

HOUSEHOLD GOODS --- 2.2%
        655 Kimberly-Clark Corp                                           33,733
                                                                         $33,733

INSURANCE RELATED --- 10.4%
      1,375 Allstate Corp                                                 54,698
        435 CIGNA Corp                                                    15,721
        975 Jefferson-Pilot Corp                                          39,146
        985 Marsh & McLennan Cos Inc                                      46,009
                                                                        $155,574

INVESTMENT BANK/BROKERAGE FIRM --- 2.3%
        635 Lehman Brothers Holdings Inc                                  33,826
                                                                         $33,826

LEISURE & ENTERTAINMENT --- 2.6%
      2,345 Walt Disney Co                                                39,162
                                                                         $39,162

MANUFACTURING --- 3.0%

        580 Johnson Controls Inc                                          45,240
                                                                         $45,240

OIL & GAS --- 10.2%
      1,290 Baker Hughes Inc                                              37,475
        570 ChevronTexaco Corp                                            38,549
        765 ConocoPhillips                                                37,103
      1,195 Exxon Mobil Corp                                              40,224
                                                                        $153,351

PERSONAL LOANS --- 3.0%
      2,220 MBNA Corp                                                     45,088
                                                                         $45,088

PRINTING & PUBLISHING --- 3.5%
        685 Gannett Co Inc                                                52,012
                                                                         $52,012

RAILROADS --- 3.5%

        880 Union Pacific Corp                                            51,964
                                                                         $51,964

RETAIL --- 7.9%

      1,620 Albertson's Inc                                               36,142
      1,330 CVS Corp                                                      36,881
      2,230 TJX Cos Inc                                                   45,760
                                                                        $118,783

SAVINGS & LOANS --- 3.5%
      1,465 Washington Mutual Inc                                         52,388
                                                                         $52,388

TELEPHONE & TELECOMMUNICATIONS --- 6.2%
      1,270 BellSouth Corp                                                33,211
        900 SBC Communications Inc                                        23,094
        955 Verizon Communications                                        36,061
                                                                         $92,366

TOTAL COMMON STOCK --- 100.0%                                         $1,499,390
(Cost $1,737,065)

TOTAL ORCHARD VALUE FUND --- 100.0%                                   $1,499,390
(Cost $1,737,065)

Orchard Series Fund Special Meeting of Shareholders (UNAUDITED)

A Special Meeting of Shareholders was held on April 4, 2002 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

1. Approval of a new sub-advisory agreement appointing Barclays Global Fund Advisors as sub-adviser. The votes cast in this matter were:

                          For                  64,169,763
                          Against                 528,037

2. Approval of a new "manager-of-managers" structure for Orchard Series Fund. The votes cast in this matter were:

                          For                  71,502,084
                          Against                 633,991

3. Approval of an amendment to the Investment Advisory Agreement regarding a new "manager-of-managers" structure for Orchard Series Fund. The number of votes cast in this matter were:

                          For                  71,504,670
                          Against                 631,405

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

The Trust is organized under Delaware law, and is governed by the Board of Trustees. The Board is responsible for overall management of the Trust's business affairs. The Trustees meet at least four times during the year to, among other things, oversee the Trust's activities, review contractual arrangements with companies that provide services to the Trust, and review performance. The following table provides information about each of the Trustees and officers of the Trust.

---------------------------------------------------------------------------------------------------
                              INDEPENDENT* TRUSTEES
---------------------------------------------------------------------------------------------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Name, address   Position(s)    Term of       Principal Occupation(s)     Number         Other
   and age       Held with      Office         during Past 5 Years       of         Directorships
                   Trust      (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Trustee
                                                                         Complex
                                                                         Overseen
                                                                              by

                                                                          Trustee

--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Rex Jennings      Trustee    March 22,     President Emeritus, Denver       43      Director,
(77)                         1988 to       Metro Chamber of Commerce                Maxim Series
                             present                                                Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Richard P.        Trustee    April 30,     Retired Educator                 43      Director,
Koeppe (70)                  1987 to                                                Maxim Series
                             present                                                Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Sanford           Trustee    March 19,     Attorney, Firm of Zisman,        43      Director,
Zisman (62)                  1982 to       Ingraham and Daniel, P.C.                Maxim Series
                             present                                                Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A;
                                                                                    Jones
                                                                                    Intercable,
                                                                                    Inc.
--------------- ------------ ------------- ----------------------------- ---------- ---------------

---------------------------------------------------------------------------------------------------
                        INTERESTED* TRUSTEES AND OFFICERS

---------------------------------------------------------------------------------------------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
Name, address   Position(s)     Term of       Principal Occupation(s)    Number         Other
   and age       Held with      Office          during Past 5 Years      of         Directorships
                   Trust      (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Trustee
                                                                         Complex
                                                                         Overseen
                                                                              by

                                                                          Trustee

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*William T.       Trustee    June 1, 2000   President and Chief             43      Director,
McCallum (60)       and      to present     Executive Officer of                    Maxim Series
                 President                  Great-West Life & Annuity               Fund,
                                            Insurance Company;                      Committee
                                            President and Chief                     Member,
                                            Executive Officer, United               Great-West
                                            States Operations, The                  Variable
                                            Great-West Life Assurance               Annuity
                                            Company (1990 to present);              Account A;
                                            Co-President and Chief                  Director,
                                            Executive Officer of                    Great-West
                                            Great-West Lifeco Inc.;                 Lifeco Inc.
                                            President and Chief
                                            Executive Officer of GWL&A
                                            Financial Inc.; President
                                            and Chief Executive
                                            Officer of First
                                            Great-West Life & Annuity
                                            Insurance Company
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Mitchell         Trustee    June 1, 2000   Executive Vice President        43      Director,
T.G. Graye                   to present     and Chief Financial                     Maxim Series
(47)                                        Officer of Great-West Life              Fund,
                                            & Annuity Insurance                     Committee
                                            Company; Executive Vice                 Member,
                                            President and Chief                     Great-West
                                            Financial officer, United               Variable
                                            States Operations, The                  Annuity
                                            Great-West Life Assurance               Account A
                                            Company; Executive Vice
                                            President and Chief
                                            Operating Officer, One
                                            Benefits, Inc.; Executive
                                            Vice President and Chief
                                            Financial Officer of GWL&A
                                            Financial Inc.; Manager
                                            and President, GW Capital
                                            Management, LLC; Director
                                            and Executive Vice
                                            President, Orchard Trust
                                            Company
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Graham          Treasurer   November 29,   Vice President, Corporate       43           None
McDonald (56)                2001 to        Finance and Investment
                             present        Operations; Treasurer, GW
                                            Capital Management, LLC,
                                            Orchard Capital
                                            Management, LLC, Maxim
                                            Series Fund and Great-West
                                            Variable Annuity Account
                                            A; Director and President,
                                            Greenwood Investments, LLC
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Beverly A.      Secretary   April 10,      Vice President and              43           None
Byrne (47)                   1997 to        Counsel, U.S. Operations,
                             present        The Great-West Life
                                            Assurance Company and
                                            Orchard Trust Company;
                                            Vice President, Counsel
                                            and Associate Secretary,
                                            Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company; Vice
                                            President, Counsel and
                                            Secretary, Financial
                                            Administrative Services
                                            Corporation; Secretary, GW
                                            Capital Management, LLC,
                                            One Orchard Equities, Inc.
                                            ("One Orchard"), Greenwood
                                            Investments, LLC,
                                            BenefitsCorp Equities,
                                            Inc., BenefitsCorp, Inc.,
                                            Advised Assets Group, LLC,
                                            Great-West Variable
                                            Annuity Account A, and
                                            Maxim Series Fund.
--------------- ------------ -------------- ---------------------------- ---------- ---------------

* Refers to a Trustee or officer who is an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Trust or GW Capital Management, LLC. A Trustee who is not an "interested person" of the Trust is referred to as an "Independent Trustee."

Additional information about the Trust and its Trustees is available in the Trust's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 75332.